UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04033

                            SIT MUTUAL FUNDS II, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                Date of fiscal year end:        March 31, 2004

                Date of reporting period:       December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

The Registrant, Sit Mutual Funds II, Inc., is comprised of:
         Sit Tax-Free Income Fund (Series A)
         Sit Minnesota Tax-Free Income Fund (Series B)
         Sit Bond Fund (Series C)

THE SCHEDULE OF INVESTMENTS FOR EACH SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING A PARTICULAR FUND AND ITS HOLDINGS, PLEASE SEE THAT FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
================================================================================

----------------------------------------------------------------------------------------------------------------------------------
 QUANTITY/PAR ($)    NAME OF ISSUER                                                                                MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (95.1%) (2)
 ALABAMA (1.2%)
        1,000,000    Birmingham Baptist Med. Ctr. Special Care Facs. Financing Auth. Rev. Series 1993A,
                        (Baptist Med. Ctr. Proj.)(MBIA insured), 5.50%, 8/15/23                                        1,003,040
          300,000    Central Elmore Water & Sewer Auth. Rev. Refunding Series 2003A (MBIA insured), 1.40%,
                        7/1/05                                                                                           298,821
          435,000    Cullman Med. Park South Med. Clinic Board Rev. Series 1993A (Cullman Regional
                        Medical Center Proj.), 6.50%, 2/15/13                                                            435,687
          150,000    Limestone Co. Water Auth. Rev. Series 1994 (FGIC insured), 5.25%, 12/1/20                           151,768
          500,000    Madison Co. Brd. Educ. Tax Warrants Series 1997 (MBIA insured), 5.20%, 9/1/15                       519,025
          750,000    Montgomery Special Care Facs. Fin. Auth. Rev. Series 1997C (Baptist Med. Ctr. Proj.),
                        5.375%, 9/1/22                                                                                   803,925
                     Montgomery Med. Clinic Board Hlth. Care Fac. Rev. Series 1991:
          530,000       7.00%, 3/1/15                                                                                    531,283
          225,000       7.375%, 3/1/06                                                                                   225,580
                                                                                                                     ------------
                                                                                                                       3,969,129
                                                                                                                     ------------
 ALASKA (2.7%)
       12,505,000    Alaska HFC Gen. Mtg. Rev. 1997 Series A, Zero Coupon, 6.15% Effective Yield on
                        Purchase Date, 12/1/17                                                                         6,014,030
                     Northern Alaska Tobacco Securitization Corp. Asset-Backed Rev.:
        2,240,000       Series 2000, 6.20%, 6/1/22                                                                     2,237,021
        1,040,000       Series 2001, 4.75%, 6/1/15                                                                     1,024,514
                                                                                                                     ------------
                                                                                                                       9,275,565
                                                                                                                     ------------
 ARIZONA (1.1%)
          230,000    Bullhead City Special Assessment Impt. Dist. Series 1993 (Bullhead Pkwy. Proj.),
                        6.10%, 1/1/10                                                                                    235,548
          500,000    Maricopa Co. Industrial Dev. Auth. Educ. Rev. Series 2000A (Arizona Charter Schools
                        Proj. I), 6.50%, 7/1/12                                                                          505,310
          640,000    Phoenix Indus. Dev. Auth. Rev. Refunding Series 1995A (Christian Care Apts.
                        Proj.), 6.25%, 1/1/16                                                                            668,666
          700,000    Phoenix Street & Hwy. User Rev. Refunding Jr. Lien Series 1992, 6.25%, 7/1/11                       713,419
                     Pima Co. Industrial Dev. Auth. Educ. Rev.:
          295,000       Series 2004I (AZ Charter Schools Proj.), 5.00%, 7/1/12                                           296,375
          250,000       Series 2004A (Noah Webster Basic School Proj.), 5.25%, 12/15/16                                  249,225
        1,250,000    Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev. Refunding Series
                        1993C, 4.90%, 1/1/08                                                                           1,265,225
                                                                                                                     ------------
                                                                                                                       3,933,768
                                                                                                                     ------------
 ARKANSAS (0.7%)
           56,082    Drew Co. Public Fac. Bd. Single Family Mtg. Rev. Refunding Series 1993-A2
                        (FNMA backed), 7.90%, 8/1/11                                                                      57,366
            9,850    Jacksonville Res. Hsg. Fac. Bd. Single Family Mtg. Rev. Refunding Series 1993B,
                        7.75%, 1/1/11                                                                                     10,005
        1,015,000    Maumelle HDC First Lien Rev. Refunding 1992 Series A (Section 8), 7.875%, 7/1/09                  1,016,868
                     North Little Rock Hlth. Facs. Bd. Health Care Rev. Series 2001 (Baptist Health Proj.):
          555,000       5.00%, 7/1/06                                                                                    573,476
          300,000       5.00%, 7/1/07                                                                                    315,162
          490,000       5.00%, 7/1/08                                                                                    520,821
                                                                                                                     ------------
                                                                                                                       2,493,698
                                                                                                                     ------------
 CALIFORNIA (8.8%)
          230,000    ABAG Fin. Auth. For Nonprofit Corp. Rev Series 2002 (Redwood Sr. Homes & Svcs.
                        Proj.), 4.10%, 11/15/07                                                                          235,587
          230,000    Bay Area Govt. Assoc. Tax Allocation Rev. Series 1994A (FSA insured), 6.00%,
                        12/15/14                                                                                         238,551
        1,000,000    Bell  Cmty. Hsg. Auth. Rev. Series 1995A (Mobilehomes Park Acquisition Proj.),
                        6.40%, 10/1/15                                                                                 1,028,910
          250,000    Blythe Redev. Agy. Tax Allocation Refunding Series 1997 (Proj. No. 1), 5.80%, 5/1/28                258,297
          200,000    Calexico Cmnty. Redev. Agy. Tax Allocation Series 2000 (Merged Central Bus.
                        District Redev. Proj.) (Ambac insured), 5.375%, 8/1/26                                           215,290
        4,575,000    CA Co. Tobacco Securitization Agy. Asset-Backed Rev. Series 2002 (Alameda Co.),
                        4.75%, 6/1/19                                                                                  4,584,745
          125,000    CA Educ. Facs. Auth. Rev. Series 1995A (Pooled College & Univ. Proj.), 5.60%, 12/1/14               129,386
          950,000    CA Cmnty. College Fin. Auth. Student Hsg. Rev. Series 2003A (Feather River Cmnty.
                        District Proj.), 4.625%, 7/1/13                                                                  965,153
          750,000    CA Dept. Water Resources Rev. Series 1972 (Central Valley Proj.), 5.25%, 7/1/22                     750,960
          650,000    CA Dept. Water Resources Rev. Series 1996Q (Central Valley Proj.)(MBIA insured),
                        5.375%, 12/1/27                                                                                  687,089
          495,000    CA Govt. Fin. Auth. Lease Rev. Series 2003A (Placer Co. Transportation Proj.),
                        6.00%, 12/1/28                                                                                   497,341
          500,000    CA Hlth. Facs. Fin. Auth. Rev. Series 1997B (Cedars-Sinai Med. Ctr. Proj.), 5.125%, 8/1/27          524,355
        1,800,000    CA Public Works Board Lease Rev. Series 1996A (Dept. of Corrections Proj.), 5.50%, 1/1/17         1,891,260
          300,000    CA Public Works Board Lease Rev. Series 1993A (Various CA State Univ. Proj.), 5.25%,
                        12/1/13 (5)                                                                                      303,696
          500,000    CA Statewide Cmntys. Dev. Auth. C.O.P. Series 1994 (Motion Picture & TV Fund), 5.35%, 1/1/24        505,935
          500,000    Fontana Public Fin. Auth. Tax Allocation Series 1993A (MBIA insured), 5.625%, 9/1/24                509,025

================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
================================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)    NAME OF ISSUER                                                                                MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
          235,000    Garden Grove C.O.P Series 1993 (Bahia Village/Emerald Isle Proj.)(FSA insured), 5.70%, 8/1/23       239,897
          500,000    Golden State Tobacco Securitization Corp. Tobacco Settlement Asset-Backed Rev.
                        Enhanced Series 2003B, 5.25%, 6/1/16                                                             504,625
          750,000    Intercommunity Hosp. Fin. Auth. C.O.P Series 1998 (ACA insured), 5.25%, 11/1/19                     779,700
          165,000    Loma Linda Hosp. Rev. Refunding Series 1993C (Loma Linda Univ. Med. Ctr.)(MBIA insured),
                        5.375%, 12/1/22                                                                                  168,486
          400,000    Los Angeles Water & Power Rev. Series 2001A-A3, 5.25%, 7/1/18                                       410,940
        3,175,000    Northern CA Power Agy. Rev. Series 1987A, 5.00%, 7/1/09                                           3,180,080
          175,000    Northern CA Tobacco Securitization Auth. Asset-Backed Senior Rev. Series 2001B, 4.375%,
                        6/1/21                                                                                           176,633
          500,000    Oceanside C.O.P. Refunding Series 1995 (Oceanside Civic Ctr. Proj.)(MBIA insured), 5.25%,
                        8/1/19                                                                                           518,295
        1,100,000    Orange Co. Recovery C.O.P Series 1996A (MBIA insured), 6.00%, 7/1/26                              1,175,669
        1,000,000    Rancho Cucamonga Redev. Agy. Tax Allocation Series 1996 (MBIA insured), 5.25%, 9/1/16             1,063,550
                     Ridgecrest Refunding C.O.P. Series 1999 (Ridgecrest Civic Center Proj.):
          275,000       5.55%, 3/1/09                                                                                    300,088
          290,000       5.65%, 3/1/10                                                                                    316,071
          350,000       6.00%, 3/1/14                                                                                    375,704
        2,500,000    Sacramento District Fing. Auth. Rev. Series 2000A, 5.875%, 12/1/27                                2,605,350
          100,000    San Jose Redev. Agy. Tax Alloc. Series 1993 (Merged Area Redev. Proj.)(MBIA insured), 5.00%,
                        8/1/20                                                                                           100,983
          250,000    Santee Public Fin. Auth. Rev. Series 1993 (City Hall Proj.)(MBIA insured), 5.40%, 2/1/11            255,657
        1,000,000    South Tahoe Powers Fin. Auth. Rev. Refunding Series 1995B, 6.00%, 10/1/28                         1,039,290
                     Southern CA Tobacco Securitization Auth. Asset-Backed Senior Rev:
        1,340,000       Series 2001B, 6.00%, 5/15/22                                                                   1,324,242
        1,265,000       Series 2002A, 5.25%, 6/1/27                                                                    1,261,471
          570,000    Turlock Hlth. Fac. Rev. C.O.P. Series 2004 (Emanuel Med. Ctr., Inc. Proj.), 3.00%, 10/15/05         570,388
          345,000    Walnut Creek C.O.P. Series 1994 (John Muir Med. Ctr. Proj.), 5.00%, 2/15/20                         352,041
                                                                                                                     ------------
                                                                                                                      30,044,740
                                                                                                                     ------------
 COLORADO (2.5%)
          320,000    CO Educ. & Cultural Fac. Rev. Refunding Series 2003C (Cheyenne Mtn. Charter Sch. Proj.),
                        4.625%, 6/15/12                                                                                  313,088
        1,250,000    CO Hlth. Fac. Auth. Rev. Series 1995 (Covenant Retirement Cmty. Proj.), 6.75%, 12/1/15            1,304,463
                     CO HFA Single Family Program Senior Series:
          145,000       1996B-2, 7.45%, 11/1/27                                                                          145,479
           95,000       1997B-3, 6.80%, 11/1/28                                                                           96,061
                     CO Hlth. Fac. Auth. Rev. Refunding & Impt. Hosp. Series 1995 (Parkview Proj.):
        1,710,000       Pre-refunded Balance, 6.125%, 9/1/25                                                           1,788,523
          840,000       Unrefunded Balance, 6.125%, 9/1/25                                                               863,411
                     CO Hlth. Fac. Auth. Rev.:
          250,000       Series 1995 (Covenant Retirement Cmntys. Proj.), 6.20%, 12/1/07                                  259,893
          400,000       Series 2000A (Porter Place Proj.) (GNMA collateralized), 5.10%, 1/20/11                          433,856
        1,000,000       Series 2000 (Evangelical Lutheran Proj.), 6.25%, 12/1/10                                       1,133,050
        1,000,000       Series 2002 (Evangelical Lutheran Proj.), 5.90%, 10/1/27                                       1,063,690
          350,000       Series 2004 (Vail Med. Ctr. Proj.), 4.00%, 1/15/06                                               353,927
          600,000    Denver Hsg. Corp. Multifamily Rev. Refunding Series 1997A (Section 8), 5.35%, 10/1/12               621,786
          160,000    Eagle Bend Met. District No. 2 G.O. Refunding Series 2004, 2.25%, 12/1/05                           159,862
           40,000    Thornton Single Family Mtg. Rev. Refunding 1992 Series A, 8.05%, 8/1/09                              40,025
                                                                                                                     ------------
                                                                                                                       8,577,114
                                                                                                                     ------------
 CONNECTICUT (0.7%)
          700,000    Bristol Res. Recovery Fac. Operating Committee Solid Waste Rev. Refunding Series 1995
                        (Ogden Martin Sys. Proj.), 6.50%, 7/1/14                                                         727,832
           60,000    CT Hlth. & Educ. Fac. Auth. Rev. Series 1993A (Griffin Hosp. Proj.), 6.00%, 7/1/13                   60,452
        1,850,000    Mashantucket Western Pequot Tribe Subordinated Special Rev. Series 1999B, Zero Coupon,
                        5.05% Effective Yield on Purchase Date, 9/1/09                                                 1,536,203
                                                                                                                     ------------
                                                                                                                       2,324,487
                                                                                                                     ------------
 DELAWARE (0.3%)
          250,000    DE Hlth. Facs. Auth. Rev. Refunding Series 2004A (Beebe Med. Ctr. Proj.), 5.00%, 6/1/05             252,500
          650,000    Quaker Hill Hsg. Corp., Inc. Multifamily Rev. Refunding Series 1990A (FNMA collateralized),
                        7.55%, 8/1/21                                                                                    656,883
                                                                                                                     ------------
                                                                                                                         909,383
                                                                                                                     ------------

 DISTRICT OF COLUMBIA (0.5%)
        1,500,000    DC Rev. Series 1996 (Carnegie Endowment Proj.), 5.75%, 11/15/26                                   1,588,260
                                                                                                                     ------------

 FLORIDA (2.9%)
          600,000    Capital Trust Agy. Multifamily Rev. Sr. Series 2003A (Golf Villas, Rivermill, and Village
                        Square Apts. Proj.), 4.75%, 6/1/13                                                               576,222

================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
================================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)    NAME OF ISSUER                                                                                MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
        1,300,000    Collier Co. Cap. Improvement Rev. Refunding Series 1994 (MBIA insured), 5.75%, 10/1/06            1,329,835
          650,000    Collier Co. HFA Multifamily Hsg. Rev. Series 2002C (Goodlette Arms Proj.), 5.25%, 8/15/15           690,372
          230,000    Dade Co. Public Facs. Rev. Series 1993 (Jackson Mem. Hosp. Proj.), 5.25%, 6/1/23                    231,964
          385,000    Dade Co. Hlth. Fac. Auth. Hosp. Rev. Refunding Series 1993A (Baptist Hosp. Miami Proj.)
                        (MBIA insured), 5.25%, 5/15/21                                                                   387,568
          750,000    FL HFC Hsg. Rev. Hsg. Series 2000D-1 (Augustine Club Apts. Proj.)(MBIA insured), 5.75%,
                        10/1/30                                                                                          786,690
          545,000    Lee Co. Indus. Dev. Auth. Hlth. Care Fac. Rev. Series 1999A (ShellPoint Village Proj.),
                        5.50%, 11/15/08:                                                                                 580,529
          585,000    Marion Co. Hosp. Dist. Rev. Refunding Series 1999 (Munroe Regl. Med. Ctr. Proj), 5.25%,
                        10/1/10                                                                                          628,331
          190,000    Miami-Dade Co. Special Hsg. Rev. Refunding Series 1998 (Section 8), 5.30%, 10/1/05                  189,295
          200,000    Palm Beach Co. Hlth. Fac. Auth. Rev. Refunding Series 2003 (Abbey Delray South Proj.), 5.15%,
                        10/1/12                                                                                          206,260
        3,105,000    Port Everglades Auth. Rev. Refunding Series 1989A (FSA insured), 5.00%, 9/1/16                    3,111,520
                     South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp. Inc.):
          370,000       4.25%, 10/1/08                                                                                   373,493
          700,000       5.50%, 10/1/13                                                                                   727,517
                                                                                                                     ------------
                                                                                                                       9,819,596
                                                                                                                     ------------
 GEORGIA (0.2%)
          750,000    Private Colleges & Univ. Auth. Rev. Refunding Series 1999A (Mercer Univ. Proj.), 5.25%,
                        10/1/14                                                                                          782,940
                                                                                                                     ------------

 HAWAII (0.3%)
        1,160,000    Honolulu Mtg. Rev. Ref. Series 1996A (Hale-Pauahi Proj.)(FHA insured)(MBIA insured), 6.80%,
                        7/1/28                                                                                         1,184,847
                                                                                                                     ------------

 ILLINOIS (12.7%)
                     Broadview Village of Cook Co. Tax Increment Rev. Series 1999:
          750,000       4.90%, 7/1/06                                                                                    765,855
        1,410,000       5.00%, 7/1/07                                                                                  1,448,296
        1,085,000       5.05%, 7/1/08                                                                                  1,125,818
        2,030,000       5.10%, 7/1/09                                                                                  2,121,979
                     Chicago Gas Supply Rev. Refunding (People's Gas, Light, & Coke Co. Proj.):
        1,500,000       Series 1995A, 6.10%, 6/1/25                                                                    1,549,755
        3,000,000       Series 1995A (Ambac insured), 6.10%, 6/1/25                                                    3,102,990
          805,000       Series 2000B, 4.75%, 3/1/30                                                                      838,053
          220,000    Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Refunding Series 1992A (FHA insured) (Section 8),
                        6.85%, 7/1/22                                                                                    221,837
                     Chicago O'Hare Intl. Airport Rev. Refunding Series 1994A:
          100,000       Senior Lien (MBIA-IBC insured), 5.00%, 1/1/13                                                    101,211
          150,000       Second Lien, 6.375%, 1/1/15                                                                      153,090
          400,000    Chicago Skyway Toll Bridge Rev. Series 1996, 5.50%, 1/1/23                                          426,728
          450,000    IL DFA Rev. Series 2002A (Chicago Charter School Fdn. Proj.), 5.25%, 12/1/12                        464,387
                     IL DFA Pollution Ctrl. Rev. Refunding:
          300,000       Series 1993C2 (Public Svc. Co. Proj.), 5.70%, 8/15/26                                            303,660
        2,500,000       Series 2000A (Ameren CIPS Proj.), 5.50%, 3/1/14                                                2,575,100
        1,250,000       Series 1993C1 (Central IL Pub. Svc. Co.), 5.95%, 8/15/26                                       1,286,400
                     IL DFA Refunding & New Money Rev. (Cmty. Rehab. Providers Fac. Acquisition Program):
        1,740,000       Series 1997A, 5.80%, 7/1/08                                                                    1,833,647
        2,690,000       Series 1997A, 6.05%, 7/1/19                                                                    2,807,338
          300,000       Series 1997A, 5.90%, 7/1/09                                                                      315,666
        4,610,000       Series 1997A, 6.00%, 7/1/15                                                                    4,805,280
        1,200,000       Series 1997C, 5.65%, 7/1/19                                                                    1,248,960
          705,000       Series 1998A, 5.50%, 7/1/12                                                                      738,410
          100,000       Series 1998A, 5.70%, 7/1/19                                                                      104,240
        1,000,000    IL Educ. Fac. Auth. Rev. Series 1998 (Augustana College Proj.), 5.00%, 10/1/13                    1,083,690
           90,000    IL HDA Multifamily Rev. Series 1994-5 (Section 8), 6.75%, 9/1/23                                     92,002
                     IL Hlth. Fac. Auth. Rev.:
          500,000       Series 1993 (Rush-Presbyterian-St. Lukes Proj.), 5.50%, 11/15/25                                 505,955
        1,250,000       Refunding Series 1994 (Passavant Memorial Area Hospital Assn.) (MBIA insured), 5.95%,
                        10/1/11                                                                                        1,372,350
        2,595,000       Refunding Series 1993A (Edward Hosp. Proj.), 6.00%, 2/15/19                                    2,653,751
          250,000       Refunding Series 1996A (Advocate Hlth. Proj.)(MBIA insured), 5.80%, 8/15/16                      272,673
          375,000       Refunding Series 1999 (Silver Cross Hosp. Proj.), 5.25%, 8/15/15                                 389,044
          970,000       Refunding Series 2001 (Decatur Memorial Hospital Proj.), 4.625%, 10/1/08                       1,021,071
          500,000       Series 2000 (IA Health System Proj.), 6.75%, 2/15/13                                             563,650
          200,000    IL Sales Tax Rev. Series 1994U, 5.00%, 6/15/10                                                      204,454
          250,000    Melrose Park Tax Increment G.O. Series 1999A (FSA insured), 5.25%, 12/15/15                         271,315

================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
================================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)    NAME OF ISSUER                                                                                MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
        1,000,000    Onterie Ctr. Hsg. Fin. Corp. Mtg. Rev. Refunding Series 1992 (Onterie Ctr. Proj.)
                        (MBIA - FHA insured), 7.05%, 7/1/27                                                            1,008,880
        1,850,000    Roselle Multifamily Hsg. Rev. Refunding Series 1994A (GNMA collateralized)
                        (Waterbury Apts.)  (FHA insured), 7.00%, 1/1/25                                                1,889,553
        3,200,000    Southwestern IL Dev. Auth. Local Govt. Prog. Rev. Series 1998A (City of East St. Louis
                        Tax Increment Financing Proj.), 6.00%, 4/1/10                                                  3,144,704
          445,000    Upper Illinois River Valley Dev. Auth. Rev. Series 2001 (Morris Hosp. Proj.), 6.05%, 12/1/11        488,165
          500,000    Will Co. Student Hsg. Rev. Series 2002A (Joliet Junior College Proj.), 6.375%, 9/1/13 (3)           231,910
                                                                                                                     ------------
                                                                                                                      43,531,867
                                                                                                                     ------------
 INDIANA (5.3%)
        1,975,000    IN Bond Bank Special Prgm. Series 1997C (Pittsboro Wastewater Treatment Plant Proj.), 5.70%,
                        8/1/17                                                                                         2,079,616
        2,175,000    IN DFA Educ. Fac. Rev. Series 1997 (Park Tudor Fdn. Proj.), 6.00%, 6/1/22                         2,381,995
                     IN Hlth. Fac. Fin. Auth. Hosp. Rev.:
          355,000       Series 1993 (Riverview Hosp. Proj.), 6.875%, 8/1/17                                              355,579
                        Series 1993 (Community Hosp. of Anderson Proj.)(MBIA insured):
          135,000          6.00%, 1/1/14                                                                                 135,404
          500,000          6.00%, 1/1/23                                                                                 501,300
                        Refunding Series 1998 (Floyd Memorial Hosp. & Hlth. Svcs. Proj.):
          505,000          4.85%, 2/15/06                                                                                518,009
          600,000          5.25%, 2/15/18                                                                                620,598
                        Series 2001A (Community Foundation Northwest IN):
          780,000          5.50%, 8/1/05                                                                                 788,549
        1,100,000          5.50%, 8/1/06                                                                               1,130,228
        1,000,000          6.00%, 8/1/07                                                                               1,051,400
        1,000,000          6.00%, 8/1/08                                                                               1,061,720
        1,320,000          5.50%, 8/1/13                                                                               1,362,596
          300,000          6.375%, 8/1/21                                                                                315,513
          300,000       Series 2004A (Community Foundation Northwest IN), 4.75%, 3/1/14                                  291,384
          500,000    IN HFA Single Family Mtg. Rev. Refunding Series 1992A, 6.80%, 1/1/17                                500,920
                     IN Hlth. Fac. Fin. Auth. Rev. Refunding Series 1998:
                        (Greenwood Village South Proj.):
          150,000          5.25%, 5/15/06                                                                                150,103
          170,000          5.35%, 5/15/08                                                                                170,082
        1,875,000       (Marquette Manor Proj.), 5.00%, 8/15/18                                                        1,860,994
        1,000,000    IN Transportation Fin. Auth. Airport Facs. Lease Rev. Series 1992A, 6.25%, 11/1/16                1,002,929
        1,000,000    Petersburg Pollution Ctrl. Rev. Refunding Series 1993A (Indianapolis Pwr. & Light Proj.)
                        (MBIA insured), 6.10%, 1/1/16                                                                  1,003,000
          240,000    South Knox Ind. Sch. Bldg. Corp. First Mtg. Rev. Series 1998, 4.80%, 7/15/17                        249,539
          760,000    Sullivan Industrial Pollution Ctrl. Rev. Refunding Series 1991 (Hoosier Energy Corp. Proj.)
                        (MBIA insured), 7.10%, 4/1/19                                                                    779,228
                                                                                                                     ------------
                                                                                                                      18,310,686
                                                                                                                     ------------
 IOWA (0.6%)
          250,000    Cedar Rapids Pollution Ctrl. Rev. Refunding Series 1993 (IA Electric Light & Pwr. Co. Proj.),
                        5.50%, 11/1/23                                                                                   253,055
        1,130,000    IA Fin. Auth. Multifamily Hsg. Rev. Refunding Series 1997A (Kingswood Apts. Proj.)
                        (GNMA-collateralized), 6.15%, 5/1/32                                                           1,181,799
                     IA Fin. Auth Single Family Rev. Series 2000D (GNMA/FNMA Mtg. Backed Securities Proj.):
          140,000       5.65%, 7/1/07                                                                                    146,646
          170,000       5.75%, 7/1/09                                                                                    177,354
          250,000    IA Tobacco Settlement Auth. Asset-Backed Rev. Series 2001B, 5.30%, 6/1/25                           220,442
          200,000    Scott Co. Rev. Refunding Series 2004 (Ridgecrest Village Proj.), 3.25%, 11/15/05                    200,462
                                                                                                                     ------------
                                                                                                                       2,179,758
                                                                                                                     ------------
 KANSAS (0.0%)
          140,000    Olathe & Labette Cos. Mtg. Loan Rev. 1991 Series B (GNMA collateralized) Zero Coupon, 7.56%
                        Effective Yield on Purchase Date, 2/1/23                                                          39,096
                                                                                                                     ------------

 LOUISIANA (1.1%)
                     East Baton Rouge Single Family Mtg. Rev. Refunding:
        1,005,000       Series 1997C-3 Subordinate Bonds, 5.65%, 10/1/18                                               1,052,446
        7,200,000       Capital Appreciation Series 2000D1 (GNMA & FNMA collateralized) Zero Coupon,
                           6.46% Effective Yield on Purchase Date, 4/1/34                                              1,139,904
          560,000    LA HFA Multifamily Mtg. Rev. Series 2003A (Section 8-202 Proj)(FSA insured), 4.40%, 6/1/33          579,426
          200,000    LA Public Facs. Hlth. Auth. Hosp. Rev. Refunding Series 1989A (Gen. Hlth., Inc.)(MBIA
                        insured), 6.50%, 11/1/14                                                                         200,298

================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
================================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)    NAME OF ISSUER                                                                                MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
          400,000    Orleans Levee Dist. Rev. Series 1995A (Tr. Rcpts.) (FSA insured), 5.95%, 11/1/14                    425,064
          450,000    South LA Port Common Rev. Refunding Series 1997 (Cargill, Inc. Proj.), 5.85%, 4/1/17                473,904
                                                                                                                     ------------
                                                                                                                       3,871,042
                                                                                                                     ------------
 MAINE (0.9%)
        1,000,000    Regl. Waste Sys. Ind. Solid Waste Res. Recovery Rev. Series 1998P (FSA insured), 6.25%,
                        7/1/06                                                                                         1,039,300
        1,000,000    Skowhegan Pollution Ctrl. Rev. Refunding Series 1993 (Scott Paper Co. Proj.), 5.90%, 11/1/13      1,013,060
        1,000,000    South Berwick Educ. Rev. Series 1998 (Berwick Academy Issue), 5.25%, 8/1/13                       1,037,760
                                                                                                                     ------------
                                                                                                                       3,090,120
                                                                                                                     ------------
 MARYLAND (0.1%)
        1,250,000    Prince Georges Co. Hsg. Auth. Residual Rev. Series 2000 (GNMA collateralized),
                        zero coupon, 6.15% effective yield on purchase date, 11/1/20                                     475,525
                                                                                                                     ------------

 MASSACHUSETTS (0.7%)
                     MA Hlth. & Educ. Fac. Auth. Rev.:
          200,000       Series 1993B (Lahey Clinic Med. Ctr. Proj.), 5.40%, 7/1/06                                       202,484
                        Series 1998B (Cape Cod Healthcare Obligated Group Issue):
          320,000          5.00%, 11/15/05                                                                               324,637
          900,000          5.25%, 11/15/13                                                                               934,362
          255,000       Series 2001E (Berkshire Health Sys.), 4.50%, 10/1/05                                             256,680
           10,000    MA HFA Hsg. Projs. Rev. Series 1993A, 6.375%, 4/1/21                                                 10,043
          400,000    MA Indus. Fin. Agy. Pollution Ctrl. Rev. Refunding Series 1993 (Eastern Edison Co. Proj.),
                        5.875%, 8/1/08                                                                                   404,384
          140,000    MA Indus. Fin. Agy. First Mtg. Rev. Series 1994A (Berkshire Retirement Proj.), 6.375%, 7/1/05       141,232
                                                                                                                     ------------
                                                                                                                       2,273,822
                                                                                                                     ------------
 MICHIGAN (2.7%)
          520,000    Central Wayne Co. Sanitation Auth. Incinerator Rev. Series 2003VII, 4.375%, 7/1/06                  528,611
          395,000    John Tolfree Hlth. System, Mtg. Rev. & Refunding Series 1999, 5.30%, 9/15/05                        398,595
          760,000    MI Hosp. Fin. Auth. Rev. Refunding Series 1993A (McLaren Oblig. Group), 5.25%, 10/15/07             768,968
          225,000    MI Hosp. Fin. Auth. Rev. Refunding Series 1994 (Mercy Mem. Hosp. Proj.)(MBIA insured), 5.25%,
                        6/1/21                                                                                           229,851
        2,500,000    MI Strategic Fund Ltd. Obligation Rev. Refunding Series 2003 (Dow Chemical Proj.)
                        (Mandatory Put 6/1/08), 4.60%, 6/1/14                                                          2,596,350
        2,095,000    Southfield Econ. Dev. Corp. Ltd. Obligation Rev. Series 1998A (Lawrence Tech. Univ. Proj.),
                        5.25%, 2/1/13                                                                                  2,162,417
        1,873,912    Suburban Mobility Auth. Regl. Transportation C.O.P. Series 2002, 4.90%, 2/15/09 (5)               1,890,234
                     Summit Academy North Public School C.O.P. Series 2001:
          130,000       5.60%, 7/1/05                                                                                    131,491
          135,000       5.70%, 7/1/06                                                                                    139,363
          145,000       5.95%, 7/1/07                                                                                    152,101
          200,000    Univ. of Michigan Student Fee Rev. Series 1995A, 5.25%, 4/1/11                                      205,516
                                                                                                                     ------------
                                                                                                                       9,203,497
                                                                                                                     ------------
 MINNESOTA (2.0%)
        3,410,000    Dakota Co. HRA Multifamily Mtg. Rev. Refunding Series 1997A (Park Place
                        Apts. Proj.)(GNMA Collateralized), 6.875%, 2/20/32                                             3,674,377
          740,000    Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.)(Section 8), 6.375%,
                        4/1/20                                                                                           775,949
        2,315,000    Plymouth Multifamily Hsg. Dev. Rev. Refunding Series 1996A (GNMA collateralized)
                        (Fox Forest Apts. Proj.), 8.05%, 6/20/31                                                       2,459,942
                                                                                                                     ------------
                                                                                                                       6,910,268
                                                                                                                     ------------

 MISSOURI (2.6%)
        1,000,000    Cameron Industrial Dev. Auth. Rev. Refunding Series 2000 (Cameron Cmnty. Hosp. Proj.)
                        (ACA Insured), 5.80%, 12/1/09                                                                  1,072,680
          535,000    Chesterfield Rev. Refunding & Impt. Series 2002 (Chesterfield Vy. Projs.), 4.50%, 4/15/16           538,231
                     MO Dev. Finance Board Infrastructure Fac. Rev.:
                        Series 2000A (Eastland Ctr. Proj. Phase 1):
        1,080,000          5.75%, 4/1/09                                                                               1,151,896
          550,000          5.75%, 4/1/12                                                                                 589,457
        1,000,000       Series 2000B (Eastland Ctr. Proj. Phase 2), 6.00%, 4/1/15                                      1,090,240
          260,000    Joplin Dev. Auth. Hlth. Facs. Rev. Series 2004 (Freeman Hlts. Sys. Proj.), 3.875%, 2/15/07          264,449
          500,000    Kansas City Port Auth. Facs. Rev. Series 1995A (Riverfront Park Proj.), 5.75%, 10/1/05              507,170
        1,070,000    MO Hlth. & Educ. Fac. Auth. Educ. Fac. Rev. Series 1999 (Park College Proj.), 5.55%, 6/1/09       1,097,167
          150,000    MO Environmental Impt. & Energy Res. Auth. Water Fac. Rev. Refunding Series 1999 (Tri-Co.
                        Water Auth Proj.) (Radian Asset Assurance), 5.50%, 4/1/07                                        159,509
          500,000    Riverside Tax Increment Rev. Series 2004 (L-385 Levee Proj.), 3.00%, 5/1/05                         500,710
          980,000    St. Louis Co.  Industrial Dev. Auth. Hsg. Rev. Refunding Series 1995 (South Point Apts. and
                        Hunter's Ridge Apts. Proj.), 7.875%, 1/1/25                                                      997,483

================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
================================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)    NAME OF ISSUER                                                                                MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
            5,000    St. Louis Co. Single Family Res. Mtg. Series 1984 (MBIA insured), 6.75%, 4/1/10                       5,089
        1,000,000    St. Louis Industrial Dev. Auth. Tax-Exempt Impt. Rev. Series 1998 (St. Louis Zoo Fdn.)
                        (LOC Nationsbank), 5.10%, 8/15/12                                                              1,047,010
                                                                                                                     ------------
                                                                                                                       9,021,091
                                                                                                                     ------------
 MONTANA (0.4%)
        1,135,000    Crow Finance Auth. Tribal Purpose Revenue Series 1997A, 5.70%, 10/1/27                            1,157,314
                     Forsyth Pollution Ctrl. Rev. Refunding Series 1993 (Montana Power Co. Proj.)
          130,000       (Ambac insured), 5.90%, 12/1/23                                                                  131,199
           85,000       (MBIA insured), 6.125%, 5/1/23                                                                    86,086
                                                                                                                     ------------
                                                                                                                       1,374,599
                                                                                                                     ------------

 NEVADA (2.4%)
        2,500,000    Clark Co. Industrial Dev. Rev. Refunding Series 1992C (Nevada Power Co.)(Ambac insured),
                        7.20%, 10/1/22                                                                                 2,600,125
        2,750,000    Clark Co. Pollution Ctrl. Rev. Refunding Series 1992B (Nevada Pwr. Co. Proj.)(FGIC insured),
                        6.60%, 6/1/19                                                                                  2,760,230
                     NV Hsg. Dev. SF Mtg. Program:
          285,000       Mezzanine Series 1998B-1, 5.30%, 4/1/16                                                          299,250
          400,000       6.00%, 6/1/08                                                                                    406,428
        1,000,000       6.125%, 6/1/12                                                                                 1,024,460
        1,000,000    Washoe Co. Gas & Water Fac. Rev. Refunding Series 1987 (AMBAC insured), 6.30%, 12/1/14            1,028,900
                                                                                                                     ------------
                                                                                                                       8,119,393
                                                                                                                     ------------
 NEW HAMPSHIRE (1.7%)
                     Manchester Hsg. & Redev. Auth. Rev.:
          300,000       Series 2000B (Radian assured) zero coupon, 5.25% effective yield on purchase date, 1/1/19        144,234
          875,000       Sereis 2000B (ACA insured), zero coupon, 6.00% effective yield on purchase date, 1/1/21          355,460
          890,000       Series 2000A (ACA insured), 6.75%, 1/1/15                                                        962,446
          500,000    NH Hlth. & Educ. Fac. Auth. Rev. Series 2004 (Covenant Hlth. Proj.), 5.00%, 7/1/14                  523,090
                     NH Hlth. & Educ. Facs. Auth. Hosp. Rev. Series 2004 (Speare Mem. Hosp. Proj.):
          155,000       5.00%, 7/1/10                                                                                    161,071
          500,000       5.00%, 7/1/16                                                                                    502,640
                     NH Higher Educ. & Hlth. Fac. Auth. Rev.:
        1,575,000       Series 1993 (Frisbie Memorial Hosp. Proj.), 6.125%, 10/1/13                                    1,596,058
          690,000       Series 1997 (Catholic Charities Issue), 5.75%, 8/1/12                                            718,062
          810,000    NH HFA Single Family Res. Mtg. 1982 Series A Zero Coupon, 11.75% Effective Yield on
                        Purchase Date, 1/1/14                                                                            388,589
          510,000    NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1998 (New Hampton School), 5.00%, 10/1/08            537,739
                                                                                                                     ------------
                                                                                                                       5,889,389
                                                                                                                     ------------
 NEW JERSEY (1.1%)
        1,460,000    NJ Hsg. & Mtg. Finance Agy. Multifamily Hsg. Rev. Series 1995A (AMBAC insured), 6.00%,
                        11/1/14                                                                                        1,497,639
                     NJ Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2003:
        1,360,000       4.375%, 6/1/19                                                                                 1,354,914
          500,000       6.125%, 6/1/24                                                                                   494,100
          500,000    Western Monmouth Utility Auth. Rev. Refunding Series 1995A (Ambac insured), 5.60%, 2/1/14           511,405
                                                                                                                     ------------
                                                                                                                       3,858,058
                                                                                                                     ------------
 NEW MEXICO (0.6%)
        1,510,000    NM MFA Forward Mortgage-Backed Series 1995E (GNMA collateralized), 6.95%, 1/1/26                  1,567,878
          500,000    NM Hsg. Auth. Region III Multifamily Hsg. Rev. Series 2003A (Villa Del Oso Apts. Proj.),
                        6.00%, 7/1/17                                                                                    498,695
          160,000    Taos Co. Gross Receipts Tax Rev. Series 2004 (Co. Education Improvement Proj.), 3.25%,
                        10/1/08                                                                                          158,101
                                                                                                                     ------------
                                                                                                                       2,224,674
                                                                                                                     ------------
 NEW YORK (2.2%)
          170,000    Monroe Co. Industrial Dev. Agy. Student Hsg. Rev. Series 1999A (Collegiate Hsg. Fdn. -
                        Rochester Institute of Technology Proj.), 4.90%, 4/1/09                                          172,428
        1,230,000    NY Dorm Auth. Rev. Series 1996A (Maimonides Med. Ctr. Proj.), 5.75%, 8/1/24                       1,295,030
          110,000    NY Dorm Auth. Rev. Series 2002 (FHA insured), 4.00%, 2/1/12                                         110,253
        1,215,000    NY Port Auth. Rev. Series 1995, 5.75%, 6/15/30                                                    1,244,087
        2,075,000    NY Unrefunded Balance G.O. Series 1996G, 5.75%, 2/1/17                                            2,166,196
          400,000    NY Urban Dev. Corp. Rev. Series 1996 (Pine Barrens Proj.), 5.375%, 4/1/17                           410,516
                     NY Tobacco Settlement Fing. Corp Asset-Backed Rev.:
           85,000       Series 2003A-1, 5.00%, 6/1/09                                                                     85,192
          160,000       Series 2003C-1, 5.00%, 6/1/11                                                                    165,666
          250,000       Series 2003C-1, 5.25%, 6/1/13                                                                    267,795
          500,000       Series 2003C-1, 5.00%, 6/1/11                                                                    545,065
        1,100,000       Series 2003C-1, 5.50%, 6/1/14                                                                  1,114,762
                                                                                                                     ------------
                                                                                                                       7,576,990
                                                                                                                     ------------

================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
================================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)    NAME OF ISSUER                                                                                MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
 NORTH CAROLINA (0.3%)
          200,000    Currituck Co. G.O. Series 1995 (MBIA insured), 5.40%, 4/1/14                                        205,678
          270,000    Mecklenburg Co. Indus. Facs. & Pollution Ctrl. Fin. Auth. Rev. Series 1993 (Fluor Corp.
                        Proj.), 5.25%, 12/1/09                                                                           270,599
          500,000    NC Med. Care Common Rev. Series 2004A (Hlth. Care Hsg. Proj.), 4.65%, 10/1/14                       501,560
                                                                                                                     ------------
                                                                                                                         977,837
                                                                                                                     ------------

 NORTH DAKOTA (0.2%)
                     Mercer Co. Pollution Ctl. Rev. Refunding:
          500,000       Series 1992 (Montana-Dakota Utils. Co. Proj.) (FGIC insured), 6.65%, 6/1/22                      501,765
          200,000       Series 1995 (Basin Elec. Pwr. Proj.)(Ambac insured), 6.05%, 1/1/19                               204,000
                                                                                                                     ------------
                                                                                                                         705,765
                                                                                                                     ------------
 OHIO (2.7%)
        2,780,000    Akron C.O.P. Series 1996 (Akron Baseball Stadium Proj.), 6.90%, 12/1/16 (5)                       2,980,883
        1,235,000    Bellefontaine Hosp. Rev. Refunding Series 1993 (Mary Rutan Hlth. Assoc.), 6.00%, 12/1/13          1,250,845
          295,000    Cleveland-Cuyahoga Port. Auth. Dev. Rev. Series 1999A (Port of Cleveland Bond Fund Capital
                        Imprv. Proj.), 5.375%, 5/15/19 295,375
                     Cleveland-Cuyahoga Port. Auth. Dev. Rev. :
          700,000       Series 2004D (Garfield Heights Proj.), 5.25%, 5/15/23                                            702,933
          610,000       Series 2004E (Meyers Univ. Proj.), 4.65%, 5/15/14                                                609,646
          530,000       Series 2004E (Meyers Univ. Proj.), 5.60%, 5/15/25                                                533,477
          450,000    Dayton Airport Rev. Refunding Series 1995 (Cox-Dayton Intl. Proj.)(Ambac insured), 5.25%,
                        12/1/15                                                                                          465,327
          700,000    Dayton Special Facs. Rev. Refunding Series 1998A (Emery Air Freight Proj.), 5.625%, 2/1/18          753,060
        1,000,000    Lucas Co. Hlth. Care Fac. Rev. Series 2002 (Franciscan Care Ctr. Proj.)(LOC Bank One), 4.10%,
                        3/1/27                                                                                         1,002,720
          580,000    Mahoning Co. Hlth. Care Fac. Rev. Refunding Series 2002 (Copeland Oaks Proj.)(Mandatory Put
                        3/31/05) (LOC Sky Bank), 4.00%, 4/1/22                                                           581,224
                                                                                                                     ------------
                                                                                                                       9,175,490
                                                                                                                     ------------
 OKLAHOMA (2.0%)
                     Citizen Potawatomi Nation Tax Rev. Series 2004A:
          240,000       3.40%, 9/1/05                                                                                    239,664
          660,000       5.00%, 9/1/08                                                                                    663,247
          500,000       6.50%, 9/1/19                                                                                    506,465
                     Comanche Co. Hosp. Auth. Rev.:
          415,000       Series 1993A (Connie Lee insured), 5.375%, 7/1/23                                                422,557
          200,000       Refunding Series 2004 (Radian insured), 3.75%, 7/1/06                                            203,450
                     Norman Regl. Hosp. Auth. Rev. Refunding Series 1996A (MBIA insured):
        1,500,000       5.625%, 9/1/16                                                                                 1,601,115
          250,000       5.625%, 9/1/21                                                                                   265,732
                     OK Dev. Fin. Auth. Hosp. Rev. Series 2003A (Duncan Regl. Hosp. Proj.):
          670,000       4.00%, 12/1/05                                                                                   679,454
          800,000       4.00%, 12/1/06                                                                                   818,304
          200,000       5.00%, 10/1/05                                                                                   203,108
        1,320,000    Tulsa Industrial Auth. Educ. Fac. Rev. Refunding Series 1999B (Holland Hall School Proj.),
                        5.00%, 12/1/14                                                                                 1,377,869
                                                                                                                     ------------
                                                                                                                       6,980,965
                                                                                                                     ------------
 OREGON (1.2%)
         3,305,000    Cow Creek Band Umpqua Tribe of Indians Rev. Series 1998B (Ambac insured), 5.10%, 7/1/12           3,378,470
           200,000    Klamath Falls Intercmnty. Hosp. Auth. Rev. Refunding Series 2002 (Merle West Med. Ctr.
                         Proj.), 5.20%, 9/1/09                                                                            210,784
           635,000    OR Hsg. & Cmty. Svcs. Dept. Mtg. Rev. Series 2000K, 5.70%, 7/1/22                                   649,180
            25,000    OR G.O. Refunding Series 1992B, 6.375%, 8/1/24                                                       25,085
                                                                                                                      ------------
                                                                                                                        4,263,519
                                                                                                                      ------------
 PENNSYLVANIA (6.1%)
                     Allegheny Co. Hosp. Dev. Auth. Rev. Series 2003A (Ohio Valley Gen. Hosp. Proj.):
          200,000       2.50%, 4/1/05                                                                                    199,882
          245,000       3.30%, 4/1/08                                                                                    244,581
          135,000       3.875%, 4/1/10                                                                                   135,747
          115,000    Allegheny Co. Redev. Auth. Tax Alloc. Rev. Series 2000B (Waterfront Proj.), 5.75%, 12/15/05         117,452
                     Beaver Co. Indus. Dev. Auth. Pollution Ctrl. Rev.:
          350,000       Series 1977 (St. Joe Minerals Corp. Proj.), 6.00%, 5/1/07                                        359,765
          300,000       Series 1995A (Ambac insured) (OH Edison Beaver Valley Proj.), 7.05%, 10/1/20                     316,551
        1,150,000       Refunding Series 1995A (Toledo Edison Proj.), 7.75%, 5/1/20                                    1,218,828
          325,000    Bucks Co. Redev. Auth. Mtg. Rev. Refunding Series 1992A (Warminster Hts. Proj.)
                        (FHA insured)(Section 8), 6.875%, 8/1/23                                                         325,952

================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
================================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)    NAME OF ISSUER                                                                                MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
          565,000    Chartiers Valley Industrial & Commercial Dev. Auth. Rev. Refuning Series 2003A
                        (Friendship Village South Proj.), 4.75%, 8/15/11                                                 567,876
                     Delaware Co. Auth. Hosp. Rev. Series 1993 (Crozer-Chester Proj.):
          500,000       Series 1993, 6.00%, 12/15/20                                                                     504,320
           30,000       Series 1994 (MBIA insured), 5.30%, 12/15/20                                                       30,350
        2,750,000    Grove City Area Hosp. Auth. Rev. Series 1998 (United Cmnty. Hosp. Proj.), 5.25%, 7/1/12           2,785,475
                     Horizon Hosp. System Auth. Hosp. Rev. Series 1996 (Horizon Hosp. Sys.):
          715,000       6.15%, 5/15/08                                                                                   758,465
          710,000       6.25%, 5/15/09                                                                                   751,975
        1,145,000       6.30%, 5/15/11                                                                                 1,208,857
          425,000    Lehigh Co. Indus. Dev. Auth. Pollution Ctrl. Rev. Refunding Series 1994A (PA Pwr. & Light Co.
                         Proj.) (MBIA insured), 5.50%, 2/15/27                                                           434,380
                     Lehigh Co. General Purpose Auth.:
          500,000       Rev. Refunding Series 1996B (Cedar Crest College), 6.65%, 4/1/17                                 524,845
          610,000       Rev. Series 2004A (Good Shepherd Group), 4.00%, 11/1/09                                          621,608
          500,000    McKean Co. Hosp. Auth. Rev. Refunding Series 1994 (Bradford Hosp. Proj.) (ACA insured),
                        6.00%, 10/1/13                                                                                   510,475
                     PA Hgr. Educ. Fac. Auth. Hlth. Svcs. Rev. Series 1996A (Allegheny Delaware Valley
                        Obligated Group, Inc.)(MBIA insured):
          150,000          5.500%, 11/15/08                                                                              163,149
        3,890,000          5.875%, 11/15/16                                                                            4,141,216
        2,500,000    PA Hgr. Educ. Fac. Auth. Rev. Series 1996A (Univ. of PA Hlth. Svcs. Proj.), 5.75%, 1/1/17         2,602,100
          590,000    PA Hgr. Educ. Fac. Auth. Rev. Series 2000 (Univ. of the Arts Proj.)(Radian insured), 5.75%,
                        3/15/30                                                                                          634,374
          270,000    PA Hgr. Educ. Fac. Auth. Rev. Series 2002 (Geneva College Proj.), 4.25%, 4/1/05                     270,832
        1,550,000    Pittsburgh G.O. Series 1995B (FGIC insured), 5.00%, 3/1/08                                        1,577,993
                                                                                                                     ------------
                                                                                                                      21,007,048
                                                                                                                     ------------

 RHODE ISLAND (0.7%)
          995,000    RI Hsg. & Mtg. Fin. Corp. Rental Hsg. Program Rev. Series 1993A (Section 8), 5.65%, 10/1/08         999,647
          260,000    RI Clean Water Protection Fin. Agy. Pooled Lien Rev. Series 1995A (MBIA insured), 5.375%,
                        10/1/15                                                                                          271,032
          500,000    RI Clean Water Fin. Agy. Rev. Series 1994A (Safe Drinking Water Proj.)(Ambac insured), 6.50%,
                        1/1/09                                                                                           511,775
          260,000    RI Hlth. & Educ. Bldg. Corp. Rev. Series 1997 (Steere House Proj.), 5.375%, 7/1/07                  266,050
          175,000    RI Hlth. & Educ. Bldg. Corp. Rev. Series 1996 (Roger Williams Univ.)(Connie Lee insured),
                        5.375%, 11/15/24                                                                                 185,395
                                                                                                                     ------------
                                                                                                                       2,233,899
                                                                                                                     ------------
 SOUTH CAROLINA (0.2%)
          650,000    SC Educ. Facs. Auth. Rev. Series 1996A (Furman Univ. Proj.)(MBIA insured), 5.50%, 10/1/26           690,215
                                                                                                                     ------------

 SOUTH DAKOTA (0.8%)
        2,250,000    SD Hlth. & Educ. Fac. Auth. Rev Series 2001C (Sioux Valley Hosp. & Health Sys. Proj.)
                        (LOC US Bank)(Mandatory Put 11/1/06), 4.85%, 11/1/19                                           2,314,732
          400,000    SD Hlth. & Educ. Fac. Auth. Rev. Series 1994 (Huron Regional Med. Ctr. Proj.), 7.25%, 4/1/20        409,344
                                                                                                                     ------------
                                                                                                                       2,724,076
                                                                                                                     ------------
 TENNESSEE (2.3%)
                     Shelby Co. Hlth., Educ. & Hsg. Fac. Board Multifamily  Hsg. Rev.:
                        (CME Memphis Apts. Proj.):
        1,850,000          Senior Series 1998A, 5.35%, 1/1/19 (3)                                                        922,669
        7,875,000          Senior Series 1998A, 5.55%, 1/1/29 (3)                                                      3,927,656
        1,630,000          Subordinate Series 1998C, 6.00%, 1/1/29 (3)                                                    28,525
                        (Eastwood Park Apts. Proj.):
           15,000          Series 1995A, 6.00%, 9/1/05 (3)                                                                10,425
        1,000,000          Senior Series 1995 A2, 6.40%, 9/1/25 (3)                                                      695,000
          405,000          Subordinate Series 1995C, 7.50%, 9/1/25 (3)                                                    40,500
                        (Raleigh Forest & Sherwood Apts. Proj.):
        2,670,000          Senior Series 1996A, 6.60%, 1/1/26 (3)                                                      2,268,646
          610,000          Subordinate Series 1996C, 7.25%, 1/1/26 (3)                                                    61,000
                                                                                                                     ------------
                                                                                                                       7,954,421
                                                                                                                     ------------
 TEXAS (11.4%)
                     Austin Convention Enterprises, Inc. (Convention Ctr.) Revenue:
          750,000       Series 2001A (Convention Center), 6.375%, 1/1/16                                                 791,573
          850,000       Series 2001B (ZC Specialty Ins. Co.), 5.75%, 1/1/16                                              883,592
          250,000       Series 2001B (ZC Specialty Ins. Co.), 6.00%, 1/1/23                                              265,013
           20,000    Austin Utilities System Rev. Refunding Series 1993 (MBIA insured), 5.25%, 5/15/18                    20,045
        1,000,000    Bell Co. Hlth. Fac. Dev. Corp. Retirement Fac. Rev. Series 1998 (Buckner Retirement
                        Services, Inc. Obligated Group, Proj.), 5.00%, 11/15/11                                        1,049,030

================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
================================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)    NAME OF ISSUER                                                                                MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                     Beaumont HA Multifamily Mtg. Rev. Series 1993A (Section 8):
          385,000       6.65%, 11/1/07                                                                                   373,789
          590,000       6.75%, 11/1/10                                                                                   553,196
          970,000    Bexar Co. Rev. Series 2000 (Venue Proj.)(MBIA insured), 5.75%, 8/15/22                            1,045,146
                     Bexar Co. HFC Multifamily Hsg. Rev.:
          575,000       Subordinated Series 2000C (Honey Creek Apts. Proj.), 8.00%, 4/1/30                               570,331
          170,000       Subordinated Series 2001B (American Oppty. Hsg. Dublin Kingswood & Waterford Apts. Proj.),
                        7.50%, 12/1/14                                                                                   177,730
          125,000    Brazos Co. Hlth. Facs. Rev. Refunding Series 1993B (St. Joseph Hosp. & Hlth. Ctr. Proj.),
                        6.00%, 1/1/19                                                                                    126,387
          650,000    Brazos River Hbr. Nav. Dist Rev. Series 2002B-2 (Dow Chemical Co. Proj.), 4.75%, 5/15/33            675,461
                     Dallas Hsg. Corp. Capital Program Revenue Bonds:
          835,000       Series 1995A (Estell Village Apts.) (Section 8), 7.875%, 12/1/09                                 860,518
          820,000       Series 1995 (Cedar Glen Apts.) (Section 8), 7.75%, 12/1/09                                       837,359
        6,306,000    Dallas HFC Multifamily Mtg. Rev. Series 1998A (GNMA collateralized) (Towne Ctr. Apts. Proj.),
                        6.75%, 10/20/32                                                                                6,882,936
          200,000    Fort Bend Co. Utility Dist. No. 30 G.O. Refunding Series 1996 (Radian insured), 5.90%, 9/1/15       204,340
          500,000    Lewisville Combination Contract Rev. Refunding Series 2004 (ACA insured), 5.75%, 9/1/12             556,310
           96,814    Midland HFC Single Family Mtg. Rev. Refunding Series 1992 A-2, 8.45%, 12/1/11                       100,808
                     Mesquite Hlth. Fac. Dev. Corp. Retirement Fac. Rev. (Christian Care Ctr. Proj.):
        1,000,000       Series 1996A, 6.30%, 2/15/12                                                                   1,016,870
          823,000       Series 2000A, 7.00%, 2/15/10                                                                     878,709
        7,272,000    Nortex Hsg. Fin. Corp. Multifamily Hsg. Rev. Series 1999 (GNMA collateralized) (Highland Oaks
                        Apts. Proj.), 6.75%, 9/20/32                                                                    7,838,925
          250,000    Northwest Travis Co. Dist. No. 3 G.O. Refunding Series 1995 (Radian insured), 5.625%, 9/1/14        255,140
          266,760    Odessa HFC Single Family Mtg. Rev. Refunding Series 1992B Class B-2, 8.125%, 11/1/11                268,573
          200,000    Palmer Plantation Utility Dist. No. 1 G.O. Refunding Series 1996 (Radian insured), 5.90%,
                        9/1/16                                                                                           204,328
          500,000    Red River Auth. Pollution Ctrl. Rev. Refunding Series 1991 (AMBAC insured), 5.20%, 7/1/11           511,225
          600,000    Richardson Hosp. Auth. Rev. Refunding Series 1998 (Baylor/Richardson Proj.), 5.625%, 12/1/28        615,948
                     Tarrant Co. Hlth. Fac. Dev. Corp. Hosp. Rev.:
          185,000       Series 1997 (Ft. Worth Osteopathic Hosp. Proj.), 5.25%, 5/15/28                                  187,692
          515,000       Series 2000 (Adventist Hlth. Sys. Proj.), 5.80%, 11/15/05                                        530,594
                     Tarrant Co. HFC Multifamily Hsg. Rev:
          530,000       Senior Series 2001A (Westridge Apts. Proj.), 5.50%, 6/1/11                                       265,000
          485,000       Subordinate Series 2001C (Crossroads Apt. Proj.), 7.25%, 12/1/36 (3)                             276,455
        2,000,000    Tomball Hosp. Auth. Rev. Refunding Series 1993, 6.125%, 7/1/23                                    2,021,220
                     TX Affordable Hsg. Corp. Multifamily Hsg. Rev:
          955,000          Senior Series 2001A (NHT / GTEX Proj.)(MBIA insured), 4.10%, 10/1/08                          995,444
          740,000          Junior Series 2001B (NHT / GTEX Proj.), 6.75%, 10/1/16 (3)                                    222,000
                     TX Dept. Hsg. & Cmnty. Affairs Multifamily Hsg. Rev.:
          850,000       Senior Series 1996A (Harbors & Plumtree Apts. Proj.), 6.35%, 7/1/16                              882,801
        3,610,000       Senior Series 1996A (Harbors & Plumtree Apts. Proj.), 6.45%, 7/1/26                            3,721,549
          870,000       Subordinate Series 1996C (Harbors & Plumtree Apts. Proj.), 7.375%, 7/1/26                        848,528
          820,000    TX Public Property Fin. Corp. Mental Hlth. & Mental Retardation Rev. Series 1996, 6.20%,
                        9/1/16                                                                                           853,710
          250,000    TX Water Dev. Brd. Sr. Lien Rev. Series 1996B, 5.125%, 7/15/18                                      261,235
          265,000    Tyler Hlth. Facs. Dev. Corp. Rev. Series 1997B (East TX Med. Ctr. Proj.), 5.60%, 11/1/27            285,201
                                                                                                                     ------------
                                                                                                                      38,914,711
                                                                                                                     ------------
 UTAH (0.6%)
          725,000    Eagle Mountain Water & Sewer Rev. Refunding Series 2000 (ACA insured), 5.60%, 11/15/13              784,356
          600,000    Intermountain Power Agy. Rev. Series 1993B, 5.25%, 7/1/17                                           607,554
                     Salt Lake Co. College Rev. Series 1999 (Westminister College Proj.):
          120,000       5.15%, 10/1/11                                                                                   127,868
          125,000       5.20%, 10/1/12                                                                                   132,402
          130,000       5.25%, 10/1/13                                                                                   137,111
          305,000    UT Hsg. Finance Agy. Multifamily Refunding Rev. Series 1996A (Section 8)
                        (FHA insured), 6.10%, 7/1/22                                                                     318,966
                                                                                                                     ------------
                                                                                                                       2,108,257
                                                                                                                     ------------
 VERMONT (0.3%)
                     VT Educ. & Hlth. Bldgs. Financing Agency Rev.:
          420,000       Series 1998 (Norwich Univ. Proj.), 5.13%, 7/1/09                                                 446,305
          200,000       Series 2002A (Developmental & Mental Hlth. Proj.), 4.375%, 6/15/07                               202,430
          400,000       Series 2003A (Vermont Law School Proj.), 5.00%, 1/1/13                                           411,956
                                                                                                                     ------------
                                                                                                                       1,060,691
                                                                                                                     ------------
 VIRGINIA (1.3%)
          415,000    Alexandria Industrial Dev. Auth. Rev. Pollution Control Refunding Series 1994 (Potomac
                        Electric Proj.) (MBIA insured), 5.375%, 2/15/24                                                  424,097

================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
================================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)    NAME OF ISSUER                                                                                MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
          480,000    Arlington Co. Indus. Dev. Auth. Multifamily Rev. Refunding Series 1998A (Woodbury Parks
                        Apts. Proj.) 5.45%, 1/1/29                                                                       486,912
          650,000    Chesapeake Hosp. Auth. Fac. Rev. Refunding Series 2004A (Chesapeake Gen. Hosp. Proj.),
                        4.25%, 7/1/16                                                                                    639,255
          250,000    Chesterfield Co. Industrial Dev. Auth. Pollution Ctrl. Rev. Series 1987A Rmktg.
                        (VA Elec. & Power Co. Proj.), 5.875%, 6/1/17                                                     274,908
          260,000    Fairfax Co. Indus. Dev. Auth. Rev. Series 1996 (Inova Hlth. Sys. Proj.), 6.00%, 8/15/26             278,057
          385,000    Hanover Co. Indus. Dev. Auth. Rev. Series 1995 (Bon Secours Hlth. Sys. Proj.), 5.50%, 8/15/25       398,360
          850,000    Portsmouth Redev. & Hsg. Auth. Rev. Refunding Series 1994 (New Regency Proj.), 6.05%, 12/1/08       870,621
                     Prince William Co. Indus. Dev. Auth. Educ. Fac. Rev. Series 2003 (Catholic Diocese Arlington):
        1,000,000       4.375%, 10/1/13                                                                                1,010,090
          100,000       5.00%, 10/1/18                                                                                   101,926
                                                                                                                     ------------
                                                                                                                       4,484,226
                                                                                                                     ------------
 WASHINGTON (1.1%)

          200,000    Energy Northwest Wind Proj. Rev. Series 2001B, 4.55%, 7/1/06                                        204,278
                     King Co. Hsg. Auth. Rev. Refunding:
          515,000       Senior Series 1995A, 6.80%, 3/1/26                                                               526,387
        1,550,000       Subordinated Series 1995A, 7.20%, 3/1/6                                                        1,592,532
          350,000    Skagit Co. Public Hosp. Rev Refunding Series 2003, 3.75%, 12/1/05                                   351,239
          500,000    WA HFC Nonprofit Hsg. Rev. Refunding Series 1995A (Horizon House Proj.), 6.125%, 7/1/27             525,550
          400,000    WA Tobacco Settlement Fing. Corp Asset-Backed Rev. Series 2002, 5.00%, 6/1/08                       410,712
                                                                                                                     ------------
                                                                                                                       3,610,698
                                                                                                                     ------------
 WEST VIRGINIA (1.1%)
        3,500,000    Pleasants Co. Pollution Ctrl. Rev. Series 1995C (Monongahela Pwr. Co.), 6.15%, 5/1/15             3,645,250
                                                                                                                     ------------

 WISCONSIN (3.5%)
          100,000    WI Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series 1997A, 6.00%, 3/1/17                          105,234
        1,000,000    WI HEDA Hsg. Rev. Series 1993C (MBIA insured)(Section 8), 5.80%, 11/1/13                          1,011,390
                     WI Hlth. & Educ. Fac. Auth. Rev.:
          550,000       Series 1995 (Franciscan Sisters Proj.)(Connie Lee insured), 5.50%, 2/15/14                       563,068
          335,000       Series 1996 (Meriter Hosp., Inc. Proj.), 6.00%, 12/1/06                                          344,450
          750,000       Refunding Series 1997B, (United Hlth. Grp., Inc. Proj.), 5.50%, 12/15/20                         811,702
          105,000       Series 1998 (Lawrence Univ. Proj.), 5.125%, 4/15/28                                              103,101
          520,000       Series 1999 (FH Hlth. Care Dev. Inc Proj.), 5.625%, 11/15/09                                     544,736
                        Series 1999 (Kenosha Hosp. & Med. Ctr., Inc. Proj.):
          670,000          5.00%, 5/15/06                                                                                690,475
          705,000          5.10%, 5/15/07                                                                                741,378
          740,000          5.15%, 5/15/08                                                                                787,042
          820,000          5.35%, 5/15/10                                                                                885,838
          865,000          5.45%, 5/15/11                                                                                930,558
          730,000       Series 1999A (Aurora Hlth. Care Proj), 5.60%, 2/15/29                                            738,877
          500,000       Series 1999B (Aurora Hlth. Care Proj)(ACA insured), 5.625%, 2/15/29                              511,220
          780,000       Series 1999 (FH Hlth. Care Dev., Inc. Proj.), 6.25%, 11/15/28                                    829,616
          900,000       Series 1999 (Divine Savior, Inc. Proj.)(ACA insured), 5.70%, 6/1/28                              931,563
                        Series 2001 (Agnesian Healthcare, Inc. Proj.):
          150,000          5.00%, 7/1/06                                                                                 155,262
          550,000          6.00%, 7/1/17                                                                                 596,535
          340,000          6.00%, 7/1/21                                                                                 363,334
          105,000       Series 2004A (Three Pillars Sr. Living Proj.), 4.15%, 8/15/11                                    104,426
          250,000       Series 2004 (Blood Ctr. Southeastern Proj.), 5.50%, 6/1/24                                       258,640
                                                                                                                     ------------
                                                                                                                      12,008,445
                                                                                                                     ------------
 WYOMING (0.2%)
          500,000    Sweetwater Co. Pollution Ctrl. Rev. Refunding Series 1996A (Idaho Pwr. Co. Proj.), 6.05%,
                           7/15/26                                                                                       526,570
                                                                                                                     ------------

Total municipal bonds (cost:  $329,696,827)                                                                          325,925,485
                                                                                                                     ------------

================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
================================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Quantity/Par ($)    NAME OF ISSUER                                                                                MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
CLOSED-END MUTUAL FUNDS (0.2%) (2)
           50,000    Blackrock Insured Municipal Term Trust 2008                                                         815,500
              100    Van Kampen Municipal Trust/Investment Grade                                                           1,495
              100    Van Kampen Select Sector Municipal Trust                                                              1,251
                                                                                                                    -------------

Total closed-end mutual funds (cost:  $818,380)                                                                          818,246
                                                                                                                    -------------

SHORT-TERM SECURITIES (3.6%) (2)
        6,094,538    Dreyfus Tax-Exempt Cash Management Fund, 1.86%                                                    6,094,538
        2,250,000    SD Hlth. & Educ. Facs. Auth. Rev. Series 2004 (Avera Hlth. Proj.), variable rate, 7/1/24          2,250,000
        4,100,000    SD Hlth. & Educ. Facs. Auth. Rev. Series 2004 (Avera Hlth. Proj.), variable rate, 7/1/30          4,100,000
                                                                                                                    -------------

Total short-term securities (cost:  $12,444,538)                                                                      12,444,538
                                                                                                                    -------------
Total investments in securities                                                                                      339,188,269

Liabilities in Excess of Other Assets (1.1%)                                                                           3,628,482

                                                                                                                    -------------
Total Net Assets                                                                                                    $342,816,751
                                                                                                                    =============


                                                                                                                    -------------
Aggregate Cost                                                                                                       342,959,745
                                                                                                                    -------------

Gross Unrealized Appreciation                                                                                          6,413,252
Gross Unrealized Depreciation                                                                                        (10,184,728)
                                                                                                                    -------------
Net Unrealized Appreciation(Depreciation)                                                                             (3,771,476)
                                                                                                                    =============

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.

===============================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
===============================================================================

----------------------------------------------------------------------------------------------------------------------------------
 QUANTITY/PAR ($)  NAME OF ISSUER                                                                                  MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (93.4%) (2)
 EDUCATION/STUDENT LOAN (4.7%)
        1,000,000  Minneapolis Rev. Series 1997A (Univ. Gateway proj.), 5.25%, 12/1/17                                  1,069,880
                   Minnesota Higher Educ. Fac. Auth. Rev. :
          125,000    Series 1992-3L1 (Carleton College), 5.75%, 11/1/12                                                   130,358
          425,000    Series 1996-4F1 (Augsburg College), 6.25%, 5/1/23                                                    442,667
          800,000    Series 1997-4L (St. John's University), 5.35%, 10/1/17                                               839,080
          400,000    Series 1997-4L (St. John's University), 5.40%, 10/1/22                                               421,888
           50,000    Series 1997-4J (Macalester College), 5.40%, 3/1/09                                                    52,991
          630,000    Series 1998-4T (College of St. Benedict), 5.00%, 3/1/05                                              632,665
          750,000    Series 1998-4T (College of St. Benedict), 5.35%, 3/1/20                                              762,105
          100,000    Series 1998-4R (St. Olaf College), 5.25%, 10/1/23                                                    102,328
          458,000    Lease Rev. Series 1999-5A (Concordia University), 5.25%, 4/25/14                                     462,488
          700,000    Series 1999-4Y (Augsburg College), 5.05%, 10/1/13                                                    728,546
          150,000    Series 1999-4Y (Augsburg College), 5.20%, 10/1/16                                                    155,122
          100,000    Series 1999-4Z (Northwestern Hlth. Services University), 4.875%, 10/1/09                             103,538
          275,000    Series 1999-4Z (Northwestern Hlth. Services University), 5.20%, 10/1/13                              281,608
          100,000    Series 2000-5D (College Art & Design), 5.75%, 5/1/08                                                 108,194
           50,000    Series 1998-4T (St. Benedict College), 5.125%, 3/1/13                                                 50,939
           50,000    Rev. Series 1996-4A1 (University of St. Thomas), 5.625%, 10/1/21                                      51,898
                     Rev. Series 2004-5U (St. Mary's Univ.):
          200,000       2.00%, 10/1/05                                                                                    199,760
          270,000       3.75%, 10/1/13                                                                                    265,143
          310,000  Northfield Lease Rev. Series 1999A (Village School Proj.), 7.50%, 12/1/24                              270,587
          550,000  Ramsey Lease Rev. Series 2004A (Pact Charter School Proj.), 5.65%, 12/1/13                             556,110
                   St. Paul Hsg. & Redev. Auth. Lease Rev.:
          100,000    Series 1999 (St. Paul Academy & Summit School Proj.), 5.50%, 10/1/24                                 104,924
          825,000    Series 2001A (Cmty. of Peace Academy Proj.), 6.375%, 12/1/11                                         840,848
          750,000    Series 2001A (Cmty. of Peace Academy Proj.), 7.00%, 12/1/15                                          776,145
          350,000    Series 2001A (Cmty. of Peace Academy Proj.), 7.375%, 12/1/19                                         365,834
          415,000    Series 2002A (New Spirit Charter School Proj.), 6.50%, 12/1/12                                       420,856
          100,000  Victoria Private School Fac. Rev. Series 1999A (Holy Family Catholic H.S. Proj.), 5.20%, 9/1/11        101,169
          165,000  Winona Port. Auth. Lease Rev. Series 1999A (Bluffview Montessori School Proj.), 8.00%, 12/1/24         175,545
                                                                                                                     -------------
                                                                                                                       10,473,216
                                                                                                                     -------------
 ESCROWED TO MATURITY/PREREFUNDED (0.6%)
          710,000  Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. Series 2000, 5.75%, 7/1/20                    769,533
          200,000  Red Wing Hlth. Care Ctr. Fac. Rev. Refunding Series 1993B (River Region Oblig. Group), 6.20%,
                     9/1/05                                                                                               205,340
          325,000  Sandstone Econ. Dev. Auth. Hsg. & Dev. Rev. Series 1994A (Family Apts. Proj.), 8.00%, 1/1/12           331,500
                                                                                                                     -------------
                                                                                                                        1,306,373
                                                                                                                     -------------
 GENERAL OBLIGATION (5.2%)
                   Apple Valley Equipment Certficates G.O. Series 2004:
           35,000    2.50%, 10/1/05                                                                                        35,108
           40,000    2.50%, 10/1/06                                                                                        40,122
          150,000  Brainerd ISD No. 181 G.O. Series 1995A, 5.50%, 2/1/15                                                  150,420
          530,000  Carver Co. Hsg. & Redev. Auth. Hsg. & Dev. Gross Rev. Ltd.Tax G.O.
                     (Chanhassen Apts. Proj.), 7.00%, 1/1/25                                                              565,727
           75,000  Cold Spring G.O. Series 2000, 5.15%, 2/1/09                                                             77,846
           35,000  Dodge Ctr. G.O. Series 2004A, 2.00%, 2/1/05                                                             34,998
        1,100,000  Fridley Refunding Tax Increment G.O. Series 1997A, 5.00%, 8/1/06                                     1,117,820
          100,000  Hopkins Redev. Refunding G.O. Series 1993C, 4.60%, 2/1/09                                              100,137
           50,000  Hutchinson ISD No. 423 G.O. Series 1996A, 5.85%, 2/1/18                                                 54,443
          100,000  Luverne ISD No. 2184 G.O. Series 1997, 5.45%, 2/1/14                                                   100,276
           50,000  Minneapolis Refunding G.O. Series 1993A, 5.10%, 12/1/08                                                 51,324
           45,000  Minneapolis G.O. Series 1999 (Parking Ramp Proj.), 5.125%, 12/1/16                                      49,146
                   Minneapolis ISD No. 001:
          300,000    Series 1997, 5.00%, 2/1/09                                                                           308,490
          100,000    Series 1998, 4.125%, 2/1/05                                                                          100,186
                   MN G.O.:
        1,000,000    Refunding Series 2003, 2.00%, 8/1/05                                                               1,000,410
        6,200,000    Series 1995, 5.70%, 8/1/11                                                                         6,331,874
          185,000  Ramsey Co. Refunding G.O. Series 2004A (Cap. Improvement Plan), 2.50%, 2/1/05                          185,098
          100,000  St. Cloud Infrastructure Mgmt. Fund G.O. Series 1997C, 4.70%, 3/1/06                                   100,416
          100,000  St. Paul Street Impt. Special Assessment G.O. Series 2000B, 5.30%, 3/1/12                              107,849
        1,000,000  St. Paul ISD No. 625 G.O. Series 1997A, 5.125%, 2/1/15                                               1,002,220
                                                                                                                     -------------
                                                                                                                       11,513,910
                                                                                                                     -------------
 HOSPITAL/HEALTH CARE (19.0%)
                   Aitkin Hlth. Care Fac. Rev. Series 2001 (Riverwood Hlth. Care Ctr. Proj.):
          250,000    6.00%, 2/1/06                                                                                        253,060
          250,000    6.25%, 2/1/07                                                                                        256,058
                   Alexandria Hlth. Care Fac. Rev. Series 2002B (BSM Property - Bethany Home Proj.):
          375,000    4.65%, 7/1/06                                                                                        376,658
          375,000    4.95%, 7/1/07                                                                                        376,534
                   Bemidji Hosp. Fac. Rev. Refunding (North Country Hlth. Proj.):
          105,000    Series 1995, 6.05%, 9/1/24                                                                           106,925
        1,035,000    Series 1996, 5.625%, 9/1/21                                                                        1,077,921

===============================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
===============================================================================

----------------------------------------------------------------------------------------------------------------------------------
 QUANTITY/PAR ($)  NAME OF ISSUER                                                                                  MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
                   Brooklyn Center Hlth. Care Fac. Rev. Series 1993 (Maranatha Proj.):
           50,000    6.75%, 12/1/05                                                                                        50,115
          500,000    7.50%, 12/1/10                                                                                       501,130
          200,000    7.60%, 12/1/18                                                                                       200,434
          305,000  Cambridge Hsg. & Hlth. Care Fac. Rev. Series 1998C (Grandview West Proj.), 5.25%, 10/1/08              310,127
        1,030,000  Columbia Heights Multifamily & Health Care Fac. Rev.  Series 1998
                     (Crest View Corp. Proj.), 5.75%, 9/1/11                                                            1,020,369
                   Crookston Nursing Home & Multifamily Hsg. Rev Series 2002A (Villa St. Vincent Proj.):
          100,000    4.75%, 9/1/08                                                                                        101,526
           75,000    5.50%, 9/1/11                                                                                         77,060
        1,000,000  Cuyuna Range Hosp. Dist. Hlth. Fac. Gross Rev. Series 1999A, 6.00%, 6/1/19                           1,006,310
        1,500,000  Detroit Lakes Hsg. Rev. Refunding Series 2004E (Mankato Lutheran Proj.), 4.25%, 8/1/34               1,504,725
          450,000  Duluth Econ. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (St. Luke's Hosp. Proj.), 6.00%,
                     6/15/12                                                                                              454,288
          159,606  Duluth Sr. Hsg. Loan Participation Series 2004 (Lakeshore Proj.), 4.00%, 8/20/36                       159,960
                   Elk River Rev. Series 1998 (Care Choice Member Proj.):
        1,000,000    5.60%, 8/1/13                                                                                      1,009,220
          160,000    5.75%, 8/1/23                                                                                        154,142
          850,000  Fergus Falls Hlth. Care Fac. Auth. Rev. Series 1995 (Lake Region Hosp. Corp.), 6.40%, 12/1/15          882,138
                   Hastings Hlth. Care Fac. Rev. Series 1998 (Augustana Home of Hastings Proj.):
          115,000    5.10%, 11/1/09                                                                                       112,909
          120,000    5.20%, 11/1/10                                                                                       116,689
          135,000    5.40%, 11/1/12                                                                                       129,967
          140,000    5.50%, 11/1/13                                                                                       134,455
          505,000  Hopkins Hlth. Care Fac. Rev. Series 1999 (Augustana Chapel View Homes, Inc. Proj.),  6.00%,
                     3/1/14                                                                                               504,248
        1,685,000  Maplewood Hlth. Care Fac. Rev. (Volunteers of America Care Ctrs. Proj.), 7.375%, 10/1/12             1,696,340
                   Marshall Medical Center Gross Rev. (Weiner Memorial Medical Center Proj.):
          305,000    Series 1999, 5.65%, 11/1/13                                                                          317,468
          320,000    Series 1999, 5.70%, 11/1/14                                                                          331,251
          150,000    Series 2003B, 4.85%, 11/1/11                                                                         159,923
                   Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 2003 (Healthpartners
                     Proj.):
          500,000    4.00%, 12/1/05                                                                                       505,330
          750,000    5.25%, 12/1/12                                                                                       797,145
          700,000    5.25%, 12/1/13                                                                                       740,453
        1,150,000    5.00%, 12/1/14                                                                                     1,180,164
          500,000    5.875%, 12/1/29                                                                                      521,640
          150,000  Minneapolis Hsg. & Hlth. Care Facs. Rev. Series 1997 (Augustana Chapel View Homes Proj.),
                      6.75%, 6/1/27                                                                                       150,149
        1,140,471  Minneapolis CDA Promissory Note (Augustana Chapel View Proj.), 4.25%, 5/23/09                        1,132,283
        1,045,000  Minneapolis Hlth. Care Fac. Rev. Series 1993 (St. Olaf Res. Proj.), 7.00%,10/1/18                      882,806
        1,000,000  Minneapolis Hlth. Care Fac. Rev. Series 1998A (Benchmark Hlth. Care Proj.), 6.625%,
                     12/1/28 ) (3)                                                                                        202,070
          930,000  Minneapolis Hlth. Care Fac. Rev. Series 1999 (Shelter Care Foundation Proj.), 6.00%, 4/1/10            920,440
                   Minneapolis Hlth. Care Fac. Rev. Series 2004A (Augustana Chapel View Homes Proj.):
          115,000    3.00%, 1/1/05                                                                                        115,000
          270,000    3.50%, 1/1/06                                                                                        269,554
          280,000    4.00%, 1/1/07                                                                                        281,176
          315,000    5.20%, 1/1/11                                                                                        322,654
          500,000    5.75%, 1/1/19                                                                                        507,845
          500,000    5.80%, 1/1/24                                                                                        502,865
                   MN Agr. & Econ. Dev. Board Hlth. Care Rev.: Series 1999 (Benedictine Care Centers Proj.):
          115,000       5.45%, 2/1/09                                                                                     118,839
          120,000       5.45%, 8/1/09                                                                                     124,322
          120,000       5.50%, 2/1/10                                                                                     124,400
          125,000       5.50%, 8/1/10                                                                                     129,608
                   MN Agr. & Econ. Dev. Board Rev. Series 2000 (Evangelical Lutheran Good Samaritan Society Proj.):
          410,000    5.80%, 8/1/08                                                                                        444,477
          750,000    6.55%, 8/1/16                                                                                        836,752
                   MN Agr. & Econ. Dev. Board Rev. Series 2002 (Evangelical Lutheran Good Samaritan Society Proj.):
          230,000    4.35%, 2/1/05                                                                                        230,329
          345,000    5.40%, 2/1/09                                                                                        370,858
          220,000    5.50%, 2/1/12                                                                                        240,088
                   MN Agr. & Econ. Dev. Board Rev. Series 2000A (Fairview Hlth. Care Sys. Proj.):
          645,000    5.625%. 11/15/05                                                                                     662,905
          590,000    5.70%, 11/15/06                                                                                      623,724
          330,000    6.375%, 11/15/22                                                                                     365,039
          380,000    6.375%, 11/15/29                                                                                     416,222
                   New Hope Hlth. Care Facs. Rev. (St. Therese Home, Inc. Proj.):
           45,000    Series 2003B, 3.00%, 10/1/06                                                                          44,942
          300,000    Series 2003A, 5.90%, 10/1/23                                                                         309,318
                   North Oaks Presbyterian Loan Participation:
           52,500    Series 2004B, 4.25%, 12/15/34                                                                         52,675
           43,605    Series 2004C, 4.38%, 12/15/34                                                                         43,750
           29,940    Series 2004D, 4.75%, 12/15/34                                                                         29,940
                   Northfield Hospital Rev. Series 2001C:
        1,080,000    6.00%, 11/1/13                                                                                     1,192,147
        3,100,000    6.00%, 11/1/26                                                                                     3,316,535
                   Olmsted Co. Hlth. Care Fac. Rev. Series 1998 (Olmsted Medical Ctr. Proj.):
          775,000    5.45%, 7/1/13                                                                                        802,675
          900,000    5.55%, 7/1/19                                                                                        923,670
          240,000  Pine Island Hlth. Care Facs. Rev. Series 2001 (Olmsted Med. Ctr. Proj.), 5.00%, 7/1/10                 249,288

===============================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
===============================================================================

----------------------------------------------------------------------------------------------------------------------------------
 QUANTITY/PAR ($)  NAME OF ISSUER                                                                                  MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
          135,000  Plymouth Hlth. Facs. Rev. Series 2003 (Mission Farm Nursing Home Proj.), 3.25%, 8/1/05                 134,744
                   Rochester Hlth. Care & Hsg. Rev. Series 2003A (Samaritan Bethany Inc. Proj.):
          160,000    3.25%, 8/1/06                                                                                        159,960
          500,000    6.25%, 8/1/19                                                                                        518,800
                   Shakopee Hlth. Care Facs. Rev. Series 2004 (St. Francis Regl. Med. Ctr. Proj.):
          355,000    4.00%, 9/1/05                                                                                        358,003
          315,000    4.00%, 9/1/06                                                                                        320,742
                   St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 8 (Regions Hosp. Proj.):
          800,000    5.00%, 5/15/08                                                                                       843,896
          250,000    5.00%, 5/15/10                                                                                       263,278
        1,340,000    5.20%, 5/15/13                                                                                     1,393,225
        2,050,000    5.25%, 5/15/18                                                                                     2,093,644
          580,000    5.30%, 5/15/28                                                                                       585,249
          960,000  St. Paul Hsg. & Redev. Auth. Nursing Home Dev. Rev. Refunding Series 1996C
                     (Franciscan Hlth. Cmmty. Proj., St. Mary's Home), 7.00%, 7/1/21                                      942,538
          400,000  St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2001A (Model Cities Hlth. Ctr. Proj.),
                     6.50%, 11/1/11                                                                                       412,208
          150,000  White Bear Lake First Mtg. Rev. Series 2004 (Healtheast Care Ctr. Proj.), 2.75%, 11/1/06               148,923
                                                                                                                     -------------
                                                                                                                       42,241,237
                                                                                                                     -------------
 INDUSTRIAL / POLLUTION CONTROL (6.8%)
        2,180,000  Anoka Co. Solid Waste Disp. Rev. Series 1987A (Natl. Rural Util. Proj.), 6.95%, 12/1/08              2,215,774
        1,415,000  Burnsville Solid Waste Rev. Refunding Series 2003A (Freeway Transfer Inc. Proj.), 4.15%, 4/1/10      1,413,599
          500,000  Cohasset Pollution Ctrl. Rev. Refunding Series 2004 (Allete, Inc. Proj.), 4.95%, 7/1/22                510,335
          745,000  East Grand Forks Industrial Dev. Rev. Refunding Series 2001B (Am. Crystal Sugar Proj.), 5.40%,
                     4/1/11                                                                                               793,984
          255,000  Guam Economic Dev. Auth. Tobacco Settlement Asset-Backed Series 2001A, 5.00%, 5/15/22                  256,657
        1,000,000  Guam Econ. Dev. Auth. Tobacco Settlement Asset-Backed Rev. Series 2001B,
                     Zero Coupon, 5.20% Effective Yield on Purchase Date, 5/15/15                                         835,520
        1,500,000  Hugo Industial Dev. Rev. Refunding Series 2002 (MN Union Builders Proj.), 7.75%, 3/1/17                750,315
                   MN Public Facs. Auth. Water Pollution Ctrl. Rev.:
          300,000    Series 1997, 5.00%, 3/1/12                                                                           315,564
          185,000    Series 2001A, 5.00%, 3/1/19                                                                          198,818
          155,000  MN Agricultural & Econ. Dev. Board Small Business Dev. Loan Program Rev.
                     Series 2002A Lot 1, 3.65%, 8/1/05                                                                    155,842
          210,000  Medina Industrial Dev. Rev. Refunding Series 1998 (Temroc Metals, Inc. Proj.), 5.10%, 10/1/05          211,625
                   Owatonna Industrial Dev. Rev. Series 1997:
          280,000    7.25%, 5/1/14  (3)                                                                                   126,115
          505,000    7.375%, 5/1/17  (3)                                                                                  227,331
           20,000    7.375%, 5/1/20  (3)                                                                                    9,001
           10,000    7.50%, 5/1/24 (3)                                                                                      4,499
          525,000  Puerto Rico Indus. Tourist, Educ., Medical and Environmental Control Facs. Financing Auth.
                     Industrial Rev. Series 1998A (Guaynabo Warehouse for Emergencies Proj.), 4.35%, 7/1/06               538,198
                   Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. :
          300,000    Series 2002, 4.00%, 5/15/10                                                                          294,300
        2,660,000    Series 2002, 5.375%, 5/15/33                                                                       2,535,352
          465,000  Roseville Dev. Rev. Refunding Series 2004 (Roseville Office Plaza Proj.), 4.625%, 8/1/12               477,309
                   Sauk Centre Industrial Dev. Rev. Series 1998 (Seluemed LLP Proj.)(LOC First Trust):
           75,000    4.95%, 4/1/10                                                                                         75,218
          275,000    5.75%, 4/1/18                                                                                        275,234
                   St. Paul Hsg. & Redev. Auth. District Cooling Rev. ies 1998J:
          150,000    4.75%, 3/1/08                                                                                        159,066
           95,000    5.125%, 3/1/12                                                                                       100,067
          500,000    5.35%, 3/1/18                                                                                        521,145
                   Virgin Islands Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2001:
          750,000    Zero Coupon, 4.95% Effective Yield on Purchase Date, 5/15/14                                         620,130
        1,715,000    5.00%, 5/15/21                                                                                     1,589,908
                                                                                                                     -------------
                                                                                                                       15,210,906
                                                                                                                     -------------

 INSURED (8.5%)
           50,000  Bemidji ISD No. 031 G.O. Series 1998 (FSA insured), 5.00%, 4/1/19                                       52,291
          600,000  Brooklyn Ctr. Police & Fire Bldg. G.O. Series 1997B (FGIC insured), 4.85%, 2/1/12                      601,344
                   Dakota Co. Hsg. Dev. G.O. Series 1995 (Ambac insured):
           95,000    5.10%, 1/1/11                                                                                         95,232
          235,000    5.125%, 1/1/17                                                                                       235,522
                   Hastings Hlth. Care Fac. Rev. Series 1998 (Regina Med. Ctr.)(ACA insured):
          565,000    5.25%, 9/15/18                                                                                       578,888
          200,000    5.30%, 9/15/28                                                                                       201,098
          100,000  Itasca Co. ISD No. 318 G.O. Series 1996 (MBIA insured), 5.20%, 2/1/10                                  100,252
          100,000  Lake Crystal G.O. Series 2004B (Ambac insured), 2.00%, 12/1/05                                         100,035
                   Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 1993A (Ambac insured):
          175,000    5.00%, 11/15/13                                                                                      177,130
        3,090,000    4.75%, 11/15/18                                                                                    3,107,149
        1,650,000  Minneapolis & St. Paul Metro Airport Comm. Airport Rev. Series 1998B
                     (Ambac insured), 5.25%, 1/1/13                                                                     1,764,460
          835,000  MN Higher Educ. Facs. Auth. Rev. Series 1995-4C (Macalester College), 5.50%, 3/1/12                    839,576
           90,000  MN HFA Single Family Mtg. Rev. Series 2001A (MBIA insured), 5.35%, 7/1/17                               94,226
                   NE Metro Intermediate School Dist. No. 916 C.O.P. Series 2004:
          705,000    3.00%, 1/1/06                                                                                        708,666
          500,000    4.25%, 1/1/14                                                                                        507,855
          250,000  New Ulm ISD No. 088 G.O. Series 1996 (FSA insured), 5.50%, 2/1/15                                      250,700
          200,000  Puerto Rico Indus. Tourist Educ. Med. & Environmental Ctl. Facs. Rev. Series 1995A
                     (Hosp. Auxilio Oblig. Group Proj.), 6.25%, 7/1/16                                                    204,642
          300,000  Scott Co. Hsg. & Redev. Auth. Ltd. Special Benefits Tax Series 1997B (River City Centre Proj.),
                     (Ambac insured), 5.45%, 2/1/20                                                                       321,117

===============================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
===============================================================================

----------------------------------------------------------------------------------------------------------------------------------
 QUANTITY/PAR ($)  NAME OF ISSUER                                                                                  MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
          300,000  St. Cloud Hosp. Facs. Rev. Ref. Series 1996B (St. Cloud Hosp. Proj.)(Ambac insured), 5.00%,
                     7/1/20                                                                                               309,546
           55,000  St. Cloud Multifamily Rev. Refunding Series 1993B (St. Cloud Hosp. Proj.), 5.40%, 10/1/23               55,651
          200,000  St. Cloud Hlth. Care Rev. Series 2000A (St. Cloud Hosp. Obligated Group)(FSA insured), 5.125%,
                     5/1/09                                                                                               218,622
          250,000  St. Louis Co. Hsg. & Redev. Auth. Rev. Series 1997 (Law Enforce. Proj.)(FGIC insured), 5.00%,
                     12/1/08                                                                                              256,235
          235,000  St. Paul Hsg. & Redev. Auth. Rev. Series 1993 (Ramsey Med. Ctr. Proj.)(Ambac insured), 5.55%,
                     5/15/23                                                                                              237,371
        2,480,000  St. Paul Hsg. & Redev. Sales Tax Rev. Refunding Series 1996 (Civic Center Proj.)
                     (FSA insured), 7.10%, 11/1/23                                                                      3,122,072
          100,000  St. Paul Ind. School Dist. No. 625 G.O. Series 1997B, 4.65%, 2/1/06                                    100,204
          500,000  St. Paul Port Auth. Tax Increment Rev. Refunding Series 2003-16 (Energy Park Dist. Proj.)
                     (Radian insured), 2.00%, 2/1/05                                                                      499,940
          130,000  Scott Co. Hsg. & Redev. Auth. Fac. Lease Rev. Series 1997 (Justice Ctr. Proj.)(Ambac insured),
                     5.50%, 12/1/15                                                                                       140,596
          765,000  Waconia Hlth. Care Facs. Rev. Series 1999A (Ridgeview Med. Ctr. Proj.) 6.125%, 1/1/29                  844,568
          100,000  Wayzata ISD No. 284 G.O. Series 1995B (FSA insured), 5.95%, 2/1/13                                     100,319
                   Western MN Pwr. Agy. Rev. Refunding Series 1996A (Ambac insured):
          600,000    6.25%, 1/1/05                                                                                        600,000
          300,000    5.50%, 1/1/12                                                                                        315,210
          200,000  White Bear Lake ISD No. 624 G.O. Series 2004-4A (FSA insured), 2.00%, 2/1/05                           200,022
        1,750,000  White Earth Band of Chippewa Indians Rev. Series 2000A (ACA insured), 7.00%, 12/1/11                 1,961,470
                                                                                                                     -------------
                                                                                                                       18,902,009
                                                                                                                     -------------

 MULTIFAMILY MORTGAGE (33.2%)
        1,520,000  Apple Valley Multifamily Hsg. Rev. Refunding Series 1998A (Mtg. Loan/Apple Valley
                     Villa Proj.) (GNMA collateralized), 5.25%, 8/1/18                                                  1,574,750
                   Austin Hsg. & Redev. Auth. Governmental Hsg. Gross Rev. (Courtyard Res. Proj.):
           50,000    Serie 1995 A, 7.00%, 1/1/15                                                                           51,687
          500,000    Series 1995A, 7.25%, 1/1/26                                                                          516,095
          650,000    Series 2000A, 7.15%, 1/1/20                                                                          691,665
          500,000    Series 2000A, 7.25%, 1/1/32                                                                          529,750
        1,190,000  Brooklyn Center Multifamily Hsg. Rev. Series 1993 (Ponds Family Hsg. Proj.), 5.90%, 1/1/20           1,194,689
          500,000  Buffalo Hlth. Care C.O.P. Series 2004C (Central MN Sr. Hsg., LLC Proj.), 7.50%, 2/20/33                499,985
          250,000  Buffalo Rev. Refunding Series 1998 (Covenant Retirement Cmtys. Proj.), 4.55%, 12/1/05                  253,105
                   Burnsville Multifamily Hsg. Rev. Refunding Series 1991 (Oak Leaf Apts. Proj.)(GNMA
                     collateralized):
          760,000    7.05%, 1/1/12                                                                                        761,573
          780,000    7.125%, 1/1/17                                                                                       781,544
          860,000    7.125%, 1/1/21                                                                                       861,574
          150,000    7.15%, 1/1/27                                                                                        150,225
          530,000    7.15%, 1/1/23                                                                                        530,901
          425,000    7.15%, 1/1/25                                                                                        425,663
                   Carver Co. Hsg. & Redev. Auth. Multifamily Hsg.:
        1,200,000    Gross Rev. & Ltd. Tax Refunding Series 1997A (Lake Grace Apts. Proj.), 6.00%, 7/1/28               1,213,164
          650,000    Rev. Refunding Series 1997A (Waybury Apts. Proj.), 5.875%, 8/1/27                                    669,656
          400,000    Subordinate Rev. Refunding Series 1997C (Waybury Apts. Proj.), 8.00%, 8/1/27                         402,380
                   Chaska Multifamily Hsg. Rev. Series 1999 (West Suburban Hsg. Partners Proj.):
          235,000    5.00%, 9/1/09                                                                                        231,625
          495,000    5.375%, 9/1/14                                                                                       474,259
          405,000  Chisago City Hlth. Fac. Rev. Refunding Series 1995A (Pleasant Heights Proj.), 7.30%, 7/1/18            415,591
                   Cloquet Multifamily Hsg. Rev. Refunding Series 2001A (HADC Proj.):
           55,000    6.00%, 2/1/05                                                                                         55,039
           60,000    6.25%, 2/1/06                                                                                         60,607
           60,000    6.50%, 2/1/07                                                                                         61,188
           75,000    7.10%, 2/1/10                                                                                         76,943
          700,000  Coon Rapids Multifamily Hsg. Rev. Refunding Series 1997A (Margaret Place Apts. Proj.),
                     6.50%, 5/1/25                                                                                        641,053
                   Coon Rapids Senior Hsg. Rev. Refunding Series 1998 (Epiphany Sr. Citizens Hsg. Corp. Proj.):
          115,000    5.30%, 11/1/07                                                                                       115,575
          115,000    5.40%, 11/1/08                                                                                       115,538
          170,000    5.50%, 11/1/10                                                                                       170,163
          545,000    5.80%, 11/1/18                                                                                       539,904
                   Dakota Co. Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding (Walnut Trails Apts. Proj.):
        4,350,000    Series 1995A (GNMA collateralized), 7.90%, 1/20/31                                                 4,663,417
          190,000    Subordinate Series 1995C, 9.00%, 1/20/15                                                             185,828
          800,000  Dakota Co. Cmty. Dev. Agy. Hsg. Fac. Rev. Subordinate Series 2002B
                     (HADC Apple Valley Sr. Apts. Proj.), 7.50%, 8/15/43                                                  782,168
          330,000  Eagan Multifamily Hsg. Rev. Refunding Series 1997A (Woodridge Apts. Proj.), 5.95%, 2/1/32              347,520
                   Eden Prairie Multifamily Hsg. Rev. Refunding :
          300,000    Series 1997A (Preserve Place Proj.) (GNMA collateralized), 5.50%, 1/20/18                            316,077
          410,000    Series 1997A (Preserve Place Proj.) (GNMA collateralized), 5.60%, 7/20/28                            422,546
          470,000    Senior Series 2001A (Rolling Hills Proj.) (GNMA collateralized), 6.00%, 8/20/21                      520,859
          675,000    Senior Series 2001A (Rolling Hills Proj.) (GNMA collateralized), 6.15%, 8/20/31                      733,590
        1,185,000    Series 2001A (Rolling Hills Proj.) (GNMA collateralized), 6.20%, 2/20/43                           1,284,256
        1,060,000    Subordinate Series 2001C (Rolling Hills Proj.), 9.00%, 4/1/43                                      1,046,252
                   Fairmont Hsg. Fac. Rev. Series 2002-A1 (Homestead-GEAC Proj.):
        1,100,000    6.625%, 10/1/11                                                                                    1,153,526
          295,000    6.875%, 10/1/14                                                                                      298,475
                   Golden Valley Rev. Series 1999A (Covenant Retirement Cmntys. Proj.):
          500,000    5.50%, 12/1/25                                                                                       512,445
        1,000,000    5.50%, 12/1/29                                                                                     1,020,100
                   Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place and Forest Park West Apts. Proj.):
           55,000    Series 1999B, 5.00%, 10/1/09                                                                          55,855

===============================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
===============================================================================

----------------------------------------------------------------------------------------------------------------------------------
 QUANTITY/PAR ($)  NAME OF ISSUER                                                                                  MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
          500,000    Series 1999A, 5.20%, 10/1/19                                                                         515,275
        1,660,000    Series 1999A, 5.30%, 10/1/29                                                                       1,669,329
          110,000    Series 1999B, 5.70%, 10/1/29                                                                         109,556
          495,000  Hopkins Subordinate Multifamily Hsg. Rev. Refunding Series 1996C (Auburn Apts. Proj.), 8.00%,
                     6/20/31                                                                                              481,224
                   Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.) (Section 8):
          100,000    5.85%, 4/1/09                                                                                        105,953
          450,000    6.25%, 4/1/15                                                                                        473,188
                   Hutchinson Hsg. Fac. Rev. (Prince of Peace Apts. Proj.):
           50,000    Series 2003A, 3.50%, 10/1/06                                                                          50,049
          115,000    Series 2003A, 4.00%, 10/1/07                                                                         115,173
          120,000    Series 2003A, 4.50%, 10/1/08                                                                         120,239
                   Inver Grove Heights Senior Hsg. Rev. (PHM/Inver Grove, Inc Proj):
           85,000    Series 2001, 6.375%, 5/1/31                                                                           85,077
          105,000    Series 2001A, 5.50%, 5/1/08                                                                          105,045
          110,000    Series 2001A, 5.50%, 11/1/08                                                                         110,047
           65,000    Series 2001B, 5.00%, 5/1/06                                                                           65,954
           70,000    Series 2001B, 5.25%, 5/1/07                                                                           71,308
           75,000    Series 2001B, 5.50%, 5/1/08                                                                           76,414
           80,000    Series 2001B, 5.60%, 5/1/09                                                                           81,440
           70,000    Series 2001B, 5.00%, 11/1/06                                                                          71,250
           75,000    Series 2001B, 5.50%, 11/1/08                                                                          76,502
           80,000    Series 2001B, 5.60%, 11/1/09                                                                          81,411
        3,115,000  Little Canada Multifamily Hsg. Rev. Series 1997A (Hsg. Alt. Dev. Co. Proj.), 6.10%, 12/1/17          3,123,037
        1,400,000  Maplewood Multifamily Hsg. Rev. Series 1998 (Park Edge Apts. Proj.), 6.50%, 5/1/29                   1,258,600
                   Maplewood Multifamily Refunding Rev. (Village on Woodlyn Proj.):
        1,605,000    Series 1999A (GNMA collateralized), 6.75%, 7/20/30                                                 1,696,806
          100,000    Subordinate Series 1999C-1, 8.00%, 11/1/30                                                            95,284
          265,000    Subordinate Series 1999C-2, 8.00%, 11/1/30                                                           252,503
                   Minneapolis Multifamily Hsg. Rev.:
          500,000    Series 2002A (Keeler Apts. Proj.), 7.00%, 10/1/17                                                    490,445
          355,000    Series 1996 (Belmont Apts.), 7.25%, 11/1/16                                                          355,185
                     Series 1994 (Findley Place Townhomes Proj.) (Section 8):
           50,000       6.00%, 12/1/05                                                                                     50,245
        1,465,000       7.00%, 12/1/16                                                                                  1,460,209
        5,020,000    Series 1996A (Nicollet Towers) (Section 8), 6.00%, 12/01/19                                        5,211,111
        1,000,000    Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 5.10%, 12/20/18                         1,030,440
          335,000    Series 2000 (Garr Scott Loft Proj.)(LOC U.S. Bank), 5.95%, 5/1/30                                    356,564
           50,000    Series 2003A (Sumner Proj.) (GNMA collateralized), 3.00%, 8/20/08                                     50,015
        3,445,000    Series 2003 (Sumner Field Phase II Proj.), 2.60%, 8/20/08                                          3,462,328
                   Minneapolis Student Hsg. Rev. Series 2000 (Riverton Community Hsg. Proj.):
          100,000    6.80%, 7/1/10                                                                                        103,819
          240,000    6.90%, 7/1/11                                                                                        247,560
           50,000  MN HFA Rental Hsg. Rev. Series 1996A, 6.10%, 8/1/27                                                     51,590
          320,000  Minnetonka Multifamily Hsg. Rev. Refunding Subordinate Series 1994C (Brier Creek Proj.),
                     8.00%, 12/20/16                                                                                      331,050
                   Minnetonka Multifamily Hsg. Rev. Refunding Series 1999A (GNMA collateralized) (Archer Heights
                     Apts. Proj.):
          540,000    5.10%, 7/20/13                                                                                       571,698
          975,000    5.20%, 1/20/18                                                                                     1,025,417
                   New Ulm Multifamily Rev. Series 1999 (HADC Ridgeway Proj.):
           95,000    5.35%, 12/1/08                                                                                        94,266
          100,000    5.40%, 12/1/09                                                                                        97,738
          105,000    5.50%, 12/1/10                                                                                       101,752
          110,000    5.60%, 12/1/11                                                                                       105,706
                   Oakdale Multifamily Sr. Hsg. Rev. Refunding Series 2004 (Oak Meadows Proj.):
          325,000    4.25%, 4/1/08                                                                                        328,029
          600,000    5.00%, 4/1/12                                                                                        611,280
                   Plymouth Multifamily Hsg. Rev. Refunding Series 1996A (Fox Forest Apts. Proj.)
                     (GNMA collateralized):
        1,650,000    Series 1996A, 8.05%, 6/20/31                                                                       1,753,306
          635,000    Series 1996C, 8.00%, 6/20/31                                                                         617,328
          500,000  Richfield Sr. Hsg. Rev. Refunding Series 2004A (Richfield Sr. Hsg., Inc. Proj.), 5.00%,
                     12/1/15                                                                                              489,120
        2,800,000  Rochester Multifamily Rev. Refunding Series 2000A (Weatherstone Apts. Proj.) (LOC Household
                     Finance) (Mandatory Put 9/1/17) 6.375%, 9/1/37                                                     3,032,596
        2,820,000  Roseville Hsg. Fac. Rev. Refunding Bonds Series 1998 (College Properties Inc. Proj.), 5.60%,
                     10/1/13                                                                                            2,862,413
           80,000  Sherburne Co. Hsg. & Redev. Auth. Lease Rev. Series 1997, 5.50%, 2/1/17                                 81,070
        2,520,000  Shoreview Sr. Hsg. Rev. Series 1996 (Shoreview Sr. Residence Proj.), 7.25%, 2/1/26                   2,626,823
          100,000  St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding Series 1998
                     (Northway Manor Apts. Proj.)(Section 8), 5.35%, 12/1/18                                              100,907
        1,650,000  St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev.:
                     Series 1993 (Germain Towers Proj.) (Section 8), 5.90%, 9/1/20                                      1,280,862
           73,000    Series 1999A (Parkview Terrace Apts. Proj.) (Section 8), 5.00%, 6/1/09                                73,112
                   St. Louis Park Multifamily Hsg. Rev. Refunding:
          650,000    Series 1995 (FHA insured) (Knollwood Cmty. Hsg. Proj.), 6.15%, 12/1/16                               671,619
          500,000    Series 1998A (Park Ridge Apts. Proj.) (GNMA collateralized), 5.25%, 11/1/20                          522,935
          200,000  St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Series 1995
                     (Sun Cliffe Apts. Proj.)(GNMA collateralized), 5.875%, 7/1/15                                        207,456
        3,250,000  St. Paul Port Authority Multifamily Hsg. Refunding (Jackson Towers Apts. Proj.) Senior
                     Series 1998-1A (GNMA collateralized), 6.95%, 4/20/33                                               3,485,592
          845,000  Washington Co. Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding Series 1994
                     (White Bear Lake Transitional Hsg. Proj.), 6.625%, 8/1/24                                            849,140
          755,000  Washington Co. Hsg. & Redev. Auth. Governmental Hsg. Rev. Refunding Series 1999A (Briar Pond
                     Apts. Proj.) (GNMA collateralized), 5.50%, 2/20/14                                                   783,992
                                                                                                                     -------------
                                                                                                                       73,874,187
                                                                                                                     -------------

===============================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
===============================================================================

----------------------------------------------------------------------------------------------------------------------------------
 QUANTITY/PAR ($)  NAME OF ISSUER                                                                                  MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
 MUNICIPAL LEASE (2.3%) (5)
                   Andover Econ. Dev. Auth. Public Fac. Lease Rev. Series 2004 (Cmnty. Ctr. Proj.):
          185,000    2.125%, 2/1/06                                                                                       184,347
          500,000    5.125%, 2/1/24                                                                                       512,940
           40,000  Anoka Co. C.O.P. Series 1998, 5.40%, 6/1/28                                                             40,538
           61,424  Brooklyn Park C.O.P. Series 1996, 5.45%, 9/27/06                                                        61,814
          110,000  Burnsville Econ. Dev. Auth. Lease Rev. Series 1994A, 5.90%, 12/1/05                                    110,326
           50,000  Chaska Econ. Dev. Auth. ISD No. 112 Sch. Facs. Lease Rev. Series 1999A, 5.125%, 12/1/09                 54,038
          225,000  Goodhue Co. Econ. Dev. Auth. Rev. Series 1997A (Courts Bldg. Proj.), 5.75%, 2/1/13                     233,507
          104,000  Hennepin Co. Hsg. & Redev. Auth. Rev. Series 1993A (Community Provider Program), 5.70%, 8/1/13         104,140
          535,000  Hibbing Econ. Dev. Auth. Public Proj. Rev. Series 1997 (Hibbing Lease Obligations Proj.),
                     6.10%, 2/1/08                                                                                        558,770
          125,000  Mountain Iron Hsg. & Redev. Auth. Rev. Series 2001A (Arrowhead Library Sys. Proj.), 5.00%,
                     9/1/09                                                                                               132,081
          250,000  North St. Paul Maplewood ISD No. 622 C.O.P. Series 2004, 3.00%, 2/1/05                                 250,190
                   Shorewood Econ. Dev. Auth. Public Safety Fire Fac. Lease Rev. Series 2002A:
          135,000    3.00%, 2/1/05                                                                                        135,042
          140,000    3.50%, 2/1/06                                                                                        141,099
          800,000  St. Cloud C.O.P. Series 1997, 5.90%, 12/1/17                                                           811,152
        1,369,326  St. Paul Lease Series 1998 (City Hall Annex Building), 5.71%, 10/1/18                                1,321,181
           40,000  St. Paul ISD No. 625 C.O.P Series 1995C, 5.40%, 2/1/10                                                  40,108
          400,000  St. Paul Hsg. & Redev. Auth. Lease Rev. Series 2000 (Rivercentre Pkg. Ramp Proj.), 5.70%,
                     5/1/08                                                                                               435,192
                                                                                                                     -------------
                                                                                                                        5,126,465
                                                                                                                     -------------
 PUBLIC FACILITIES (1.3%)
        1,000,000  Minneapolis Cmty. Dev. Agy. Ltd. Tax Supported Dev. Rev. Common Bond Fund Series 2001G3
                     (LOC-U.S. Bank), 5.35%, 12/1/21                                                                    1,058,160
          395,000  MN Agric. Society State Fair Rev. Series 2003, 3.00%, 9/15/05                                          396,793
                   St. Paul Recreational Fac. Gross Rev. Series 1996D:
          160,000    5.50%, 6/1/08                                                                                        163,629
        1,245,000    5.875%, 6/1/18                                                                                     1,273,398
                                                                                                                     -------------
                                                                                                                        2,891,980
                                                                                                                     -------------
 SINGLE FAMILY MORTGAGE (3.1%)
                   Dakota County Hsg. & Redev. Auth. Single Family Mtg. Rev.:
           40,000    Series 1994A (FNMA backed), 6.70%, 10/1/09                                                            40,322
           30,000    Series 1995 (FNMA & GNMA backed), 6.25%, 10/1/09                                                      30,200
           80,000  Minneapolis- St. Paul Hsg. Fin. Bd. Single Family Mtg. Rev. Series 1997 (FNMA & GNMA backed),
                     6.25%, 11/1/30                                                                                        85,447
          885,000  Minneapolis Redev. Mtg. Rev. Series 1987A  (Riverplace Proj.) (LOC Bk. of Tokyo), 7.10%, 1/1/20        893,452
          281,337  Minneapolis Residual Interest Mtg. Rev. Series 1995, 7.00%, 10/1/12                                    286,379
                   MN HFA Single Family Mtg. Rev.:
          205,000    Series 1994E, 5.90%, 7/1/25                                                                          209,278
           10,000    Series 1995K, 6.20%, 7/1/20                                                                           10,212
          175,000    Series 1996D, 6.00%, 1/1/16                                                                          181,498
          125,000    Series 1997A, 5.60%, 7/1/09                                                                          130,900
          415,000    Series 1997I, 5.50%, 1/1/17                                                                          435,003
          260,000    Series 1996H, 6.00%, 1/1/21                                                                          269,238
          840,000    Series 1997D, 5.85%, 7/1/19                                                                          840,000
           50,000    Series 1997E, 5.90%, 7/1/29                                                                           50,000
          130,000    Series 1997G, 6.00%, 1/1/18                                                                          133,605
        1,330,000    Series 1998C, 5.25%, 1/1/17                                                                        1,365,976
           90,000    Series 1998F-1, 4.75%, 7/1/07                                                                         91,165
           70,000    Series 1998F, 4.95%, 7/1/08                                                                           72,530
          390,000    Series 1998F-1, 5.45%, 1/1/17                                                                        396,755
          115,000    Series 1998F, 5.70%, 1/1/17                                                                          117,937
          530,000    Series 1999B, 5.25%, 1/1/20                                                                          539,847
          590,000    Series 1999C, 4.40%, 7/1/05                                                                          596,455
          190,000    Series 2000C, 6.10%, 7/1/30                                                                          190,000
                                                                                                                     -------------
                                                                                                                        6,966,199
                                                                                                                     -------------
 UTILITY (0.4%)
          255,000  Glencoe Light & Power Commission Elec. Rev. Series 2004, 2.00%, 12/1/05                                254,383
                   Lake Crystal Public Utilities Comm. Electric Rev. Series 1998:
          130,000    5.45%, 12/1/13                                                                                       131,691
          120,000    5.50%, 12/1/16                                                                                       120,853
           70,000  MN Public Facs. Auth. Water Pollution Ctrl. Rev. Series 1996B, 5.00%, 3/1/17                            72,258
          300,000  Princeton Public Utility Sys. Rev. Series 2004, 5.00%, 4/1/24                                          304,716
                                                                                                                     -------------
                                                                                                                          883,901
                                                                                                                     -------------
 TRANSPORTATION (0.1%)
          170,000  Puerto Rico Hwy. & Transportation Auth. Rev. Series 1993X, 5.00%, 7/1/22                               171,562
                                                                                                                     -------------

===============================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
===============================================================================

----------------------------------------------------------------------------------------------------------------------------------
 QUANTITY/PAR ($)  NAME OF ISSUER                                                                                  MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
 OTHER REVENUE BONDS (8.2%)
                      Columbia Heights Commercial Dev. Refunding Rev. Series 1999 (Columbia Park Properties -
                     Medical Clinic Proj.):
          250,000       5.15%, 12/1/08                                                                                    243,115
        1,750,000       5.60%, 12/1/15                                                                                  1,606,307
                   Commissioner of Iron Range Resources and Rehab. Gross Rev. (Giant's Ridge Rec. Area Proj.):
          200,000    Series 2000, 6.25%, 11/1/05                                                                          203,350
          900,000    Series 2000, 7.25%, 11/1/16                                                                          933,831
                   Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
          100,000    Series 1996-1 (LOC-U.S. Bank), 6.00%, 6/1/11                                                         103,334
          170,000    Series 1997-1 (Halper Corrugated Box Mfg. Co.), 5.90%, 6/1/07                                        181,626
          500,000    Series 1999-1A (Discount Steel), 5.25%, 6/1/19                                                       514,850
          160,000    Series 2000-G2 (LOC-U.S. Bank), 6.00%, 12/1/20                                                       174,070
          175,000    Series 2001-G3 (LOC-U.S. Bank), 5.45%, 12/1/31                                                       182,919
          945,000  Minneapolis Public Hsg. Auth. Series 1997 (General Credit Energy Savings Proj.), 6.00%, 7/1/08         929,266
          600,000  Minneapolis Tax Increment Rev. Refunding Series 2004 (St. Anthony Falls Proj.), 4.50%, 2/1/13          604,836
          200,000  Renville Gross Rev. Golf Course Bond Series 1997, 6.50%, 2/1/19                                        202,988
                   St. Paul Hsg. & Redev. Auth. Tax Increment Rev. :
          100,000    Series 2001 (US Bank Operations Ctr. Proj.), 5.70%, 8/1/12                                           105,308
          800,000    Series 2001 (US Bank Operations Ctr. Proj.), 6.125%, 8/1/19                                          830,520
        1,140,000    Series 2002 (North Quadrant Owner Occupied Proj. Phase 2), 7.00%, 2/15/28                          1,175,796
        1,076,000    Series 2002 (North Quadrant Owner Occupied Proj. Phase 1), 7.50%, 2/15/28                          1,156,409
        3,000,000    Series 2002A (Upper Landing Proj.), 6.80%, 3/1/29                                                  3,017,400
        2,000,000    Series 2002B-2 (Upper Landing Proj.), 6.90%, 3/1/29                                                1,988,100
        1,300,000    Series 2002 (Drake Marble Proj.), 6.75%, 3/1/28                                                    1,303,692
        1,335,000    Series 2004 (9th St. Lofts Proj.), 6.375%, 2/15/28                                                 1,342,209
          845,000  Steele Co.  Hlth. Care Fac. Rev. Series 2000 (Elderly Hsg. Proj.), 6.625%, 6/1/20                      914,822
                   Victoria Recreational Facility Gross Rev. Series 2002:
           70,000    4.75%, 2/1/12                                                                                         72,554
           75,000    4.75%, 8/1/12                                                                                         77,737
           85,000    5.10%, 8/1/15                                                                                         87,814
          200,000  Virgin Islands Public Fin. Auth. Rev. Gross Receipts Taxes Loan Note Series 1999A, 5.625%,
                     10/1/10                                                                                              212,814
                                                                                                                     -------------
                                                                                                                       18,165,667
                                                                                                                     -------------

Total municipal bonds (cost: $207,822,107)                                                                            207,727,612
                                                                                                                     -------------

SHORT-TERM SECURITIES (5.3%) (2)
          467,401  Federated Minnesota Municipal Cash Fund, 1.78%                                                         467,401
        1,000,000  Hennepin Co. G.O. Series, variable rate, 12/1/20                                                     1,000,000
          700,000  Minneapolis Conv. Ctr. G.O. Series, variable rate, 12/1/18                                             700,000
          300,000  Minneapolis Various Proj. G.O. Series, variable rate, 12/1/18                                          300,000
        1,000,000  Minneapolis Library G.O. Series, variable rate, 12/1/32                                              1,000,000
          900,000  MN Higher Educ. Facs. Rev. Series 2003 , variable rate, 12/1/18                                        900,000
        4,000,000  So. MN Pwr. Agy. CP, 1.78%, 1/6/05                                                                   4,000,000
        3,390,000  Univ. of MN Gateway Proj. Rev. Series 2002, variable rate, 6/1/32                                    3,390,000
            5,723  Wells Fargo Minnesota Municipal Cash Fund, 1.38%                                                         5,723
                                                                                                                     -------------

Total Short-Term Securities (cost: $11,763,124)                                                                        11,763,124
                                                                                                                     -------------
Total investments in securities                                                                                       219,490,736

Liabilities in Excess of Other Assets (1.4%)                                                                            3,034,730

                                                                                                                     -------------
Total Net Assets                                                                                                     $222,525,466
                                                                                                                     =============


                                                                                                                     -------------
Aggregate Cost                                                                                                        219,585,231
                                                                                                                     -------------

Gross Unrealized Appreciation                                                                                           4,220,474
Gross Unrealized Depreciation                                                                                          (4,314,969)
                                                                                                                     -------------
Net Unrealized Appreciation(Depreciation)                                                                                 (94,495)
                                                                                                                     =============

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.

===============================================================================
BOND FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
===============================================================================

-------------------------------------------------------------------------------
QUANTITY/PAR ($)   NAME OF ISSUER                                MARKET VALUE(1)
-------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES (2.5%) (2)

         600,000   U.S. Treasury Strips, Zero Coupon,
                    6.04% Effective Yield, 11/15/27                   187,998
         150,000   U.S. Treasury Note, 6.50%, 5/15/05                 152,191
                                                                   -----------
                                                                      340,189
                                                                   -----------

   (cost:  $328,648)

ASSET-BACKED SECURITIES (19.0%) (2)
          55,896   Advanta Mortgage Loan Trust
                    Series 1999-3 A4, 7.75%, 10/25/26                  57,562
          63,740   Bear Stearns Securities, Inc.
                    Series 2000-1 AF, 7.52%, 3/25/30                   66,092
         150,000   Chase Funding Mtg. Series 2002-1,
                    6.595%, 2/25/32                                   158,010
         400,000   Conseco Home Equity Loan Series
                    2002-A A5, 7.05%, 4/15/32                         428,294
         167,089   Conseco Mfg. Housing Series,
                    2002-2 A2, 6.03%, 3/1/33                          168,445
                   Deutsche Financial Capital Securitization:
         125,078    Series 1997-I A3, 6.75%, 9/15/27                  128,495
          59,635    Series 1998-I A3, 6.10%, 4/15/28                   59,839
         175,350   FMAC Trust Series 1997C, 6.75%, 12/15/19           172,390
                   Green Tree Financial Corp.:
          36,875    1995-5 A6, 7.25%, 9/15/26                          38,160
          90,479    1997-1 A6, 7.29%, 3/15/28                          98,018
         180,885    1998-1 A6, 6.33%, 11/1/29                         189,738
          71,128    1998-3 A6, 6.76%, 3/1/30                           75,765
         200,000    1999-1 A5, 6.11%, 9/1/23                          207,557
          10,034   Green Tree Home Equity Loan Trust
                    Series 1999-D A5, 7.88%, 9/15/30 10,076
                    Indymac Manufactured
                   Housing Contract:
         160,864    1998-2 A3, 6.20%, 9/25/17                         161,322
         120,648    1998-2 A4, 6.64%, 12/25/27                        122,603
          65,079   Oakwood Mortgage Investors, Inc.
                    Series 1997-D A4, 6.725%, 2/15/28                  66,913
         150,000   Origen Mfg. Housing
                    Series 2001A, 7.08%, 3/15/32                      158,710
         200,000   UCFC Mfg. Housing Contract
                    Series1998-2 A3, 6.16%, 8/15/19                   203,773
                                                                   -----------

Total asset-backed securities                                       2,571,762
                                                                   -----------
   (cost:  $2,523,182)

COLLATERALIZED MORTGAGE OBLIGATIONS (7.3%) (2)
          90,060   Countrywide Home Loans Series 2002-27 A8,
                    4.00%, 12/25/32                                    88,389
         128,718   FHLMC Series 2647-A, 3.25%, 4/15/32                123,916
         233,311   FHLMC Series 2694-BA, 4.00%, 6/15/31               232,715
          98,869   FNMA Series 1990 45J, 9.50%, 5/25/20               108,991
         291,914   Vendee Mortgage Trust Series 1999-1 2Z,
                    6.50%, 12/15/28                                   307,992
         126,411   Washington Mutual Series 2002-S8 A7,
                    5.25%, 1/25/18                                    124,800
                                                                   -----------

Total collateralized mortgage obligations                             986,803
                                                                   -----------
   (cost:  $981,203)

===============================================================================
BOND FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
===============================================================================

-------------------------------------------------------------------------------
QUANTITY/PAR ($)   NAME OF ISSUER                                MARKET VALUE(1)
-------------------------------------------------------------------------------

CORPORATE BONDS & NOTES (27.6%) (2)
         100,000   Bank of New York Capital, 7.97%, 12/31/26          110,514
         200,000   Barnett Capital (BOA), 8.06%, 12/1/26              218,233
         297,181   Canadian Natl. Railway Co. Series 1997-A2,
                    7.195%, 1/2/16                                    343,660
         100,000   Conoco Philips, 8.00%, 1/15/37                     114,497
         329,512   Continental Airlines Series 2000-2, 7.707%,
                    4/2/21                                            328,579
          50,000   CSX Transportation, Inc., 9.75%, 6/15/20            69,750
         100,000   Delta Air Lines Series 2002-1, 6.417%, 7/2/12      104,392
         300,000   First Hawaiian Capital Trust, 8.343%, 7/1/27       343,657
         100,000   Ford Motor Credit Co., 7.20%, 6/15/07              106,665
          50,000   McDonald's Corp., 7.31%, 9/15/27                    53,916
         200,000   Morton Intl., Inc., 9.25%, 6/1/20                  282,062
         100,000   Narragansett Electric Co., 7.39%, 10/1/27          111,103
          58,000   Norfolk Southern Railway, 9.75%, 6/15/20            82,027
                   Northwest Airlines Corp.:
         161,633    7.935%, 10/1/20                                   176,915
         351,236    8.072%, 10/1/19                                   392,498
          50,000   Prologis Trust, 7.625%, 7/1/17                      59,082
         360,108   Southwest Air Co., 7.67%, 1/2/14                   400,520
         100,000   Union Pacific Corp., 7.00%, 2/1/16                 115,774
         100,000   US Bancorp Capital, 8.27%, 12/15/26                110,831
         200,000   Wells Fargo Capital, 7.96%, 12/15/26               217,232
                                                                   -----------

Total corporate bonds & notes                                       3,741,907
                                                                   -----------
   (cost:  $3,626,043)

MORTGAGE PASS-THROUGH SECURITIES (31.1%) (2)
                   Federal Home Loan Mortgage Corporation:
          69,250    3.08%, 5/1/34                                      68,677
         276,530    7.00%, 7/1/32                                     292,946
          95,158    8.00%, 1/1/18                                     101,436
         236,601    8.00%, 11/15/29                                   256,431
          33,320    8.30%, 7/17/19                                     36,233
         170,650    8.375%, 5/17/20                                   185,923
          89,829    8.50%, 9/1/16                                      98,822
          94,707    9.00%, 3/1/21                                     105,376
          23,436    9.00%, 7/1/22                                      26,091
          14,936    9.00%, 7/1/30                                      16,482
         122,948    9.00%, 8/1/30                                     135,672
          47,874    9.50%, 8/1/16                                      54,078
          59,814    9.50%, 12/1/22                                     67,440
          40,875    9.50%, 12/1/22                                     45,975
           5,347    10.25%, 9/1/09                                      5,808
          10,601    10.75%, 3/1/11                                     11,582
                   Federal National Mortgage Association:
         134,625    4.023%, 4/1/33                                    134,388
         239,914    7.00%, 5/1/32                                     254,326
         269,756    7.50%, 4/1/24                                     291,102
         160,639    7.50%, 6/1/32                                     173,002
          39,429    8.50%, 2/1/25                                      43,454
         103,244    8.50%, 5/1/30                                     113,610
          97,299    9.00%, 1/1/15                                     108,155
          92,593    9.00%, 12/1/19                                    103,001
          21,474    9.50%, 4/1/25                                      24,180
          53,057    9.75%, 1/15/13                                     58,120
          39,490    10.25%, 8/15/13                                    43,550
          90,981    10.50%, 5/1/19                                    100,726
          38,945    11.00%, 9/1/19                                     43,462
          40,499    11.00%, 11/1/20                                    45,061

===============================================================================
BOND FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 (UNAUDITED)
===============================================================================

-------------------------------------------------------------------------------
QUANTITY/PAR ($)   NAME OF ISSUER                                MARKET VALUE(1)
-------------------------------------------------------------------------------

                   Government National Mortgage Association:
          77,111    7.90%, 8/20/21                                     83,882
          58,684    8.00%, 4/15/17                                     64,249
          93,290    8.50%, 10/15/24                                   102,289
          94,720    8.50%, 11/20/26                                   103,302
          51,857    8.50%, 10/15/24                                    56,860
          51,521    8.75%, 11/15/09                                    56,734
           5,742    9.00%, 10/15/06                                     5,959
           8,411    9.00%, 9/15/08                                      9,046
           8,038    9.00%, 4/15/09                                      8,729
          20,912    9.00%, 4/15/09                                     22,710
         124,741    9.00%, 6/15/09                                    133,900
           2,432    9.00%, 8/15/11                                      2,725
          47,632    9.00%, 1/15/17                                     54,307
           6,902    9.00%, 8/20/19                                      7,717
           4,738    9.00%, 6/20/21                                      5,308
           7,138    9.00%, 12/20/21                                     7,996
          60,019    9.00%, 2/20/27                                     66,702
          11,437    9.25%, 5/15/10                                     12,867
         186,904    9.25%, 10/15/11                                   211,236
           4,501    9.50%, 11/15/05                                     4,578
          18,637    9.50%, 2/15/11                                     21,148
          53,655    9.50%, 5/20/16                                     60,122
           3,655    9.50%, 5/20/18                                      4,107
          31,779    9.50%, 7/20/18                                     35,710
          19,814    9.50%, 7/20/18                                     22,265
             455    9.50%, 4/15/20                                        513
           4,604    9.50%, 11/15/21                                     5,199
                                                                   -----------

Total mortgage pass-through securities                              4,215,269
                                                                   -----------
   (cost:  $4,162,886)

TAXABLE MUNICIPAL SECURITIES (3.3%) (2)
         250,000   Academica Charter Sch. Series 2004,
                    7.93%, 8/15/19                                    253,950
          20,000   Bernalillo Multifamily. Series 1998A,
                    7.50%, 9/20/20                                     22,057
                   CA Rural HMFA Single Family Mtg. Rev.:
          27,000    Series 2003A, 5.25%, 12/1/24                       27,014
         150,000    Series 2004A, 5.375%, 6/1/29                      148,905
                                                                   -----------

Total taxable municipal securities                                    451,926
                                                                   -----------
   (cost:  $447,000)

CLOSED-END MUTUAL FUNDS (7.7%) (2)
           8,825   American Select Portfolio                          113,048
           8,145   American Strategic Income Portfolio (I)             98,229
          33,394   American Strategic Income Portfolio (II)           413,418
          34,172   American Strategic Income Portfolio (III)          417,924
                                                                   -----------

Total closed-end mutual funds                                       1,042,619
                                                                   -----------
   (cost:  $1,025,790)

SHORT-TERM SECURITIES (0.9%) (2)
           6,742   Dreyfus Gov't Cash Mgmt. Fund, 1.98%                 6,742
         111,000   Sit Money Market Fund, 1.76% (3)                   111,000
                                                                   -----------

Total short-term securities                                           117,742
                                                                   -----------
   (cost:  $117,742)



Total investments in securities                                    13,468,217

Liabilities in Excess of Other Assets (0.7%)                           92,075

                                                                 -------------
Total Net Assets                                                  $13,560,292
                                                                 =============


                                                                 -------------
Aggregate Cost                                                     13,212,494
                                                                 -------------

Gross Unrealized Appreciation                                         309,560
Gross Unrealized Depreciation                                         (53,838)
                                                                 -------------
Net Unrealized Appreciation(Depreciation)                             255,722
                                                                 =============


Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.

By:      /s/Paul E. Rasmussen
         --------------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    February 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Paul E. Rasmussen
         --------------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    February 11, 2005

By:      /s/Eugene C. Sit
         --------------------------------
         Eugene C. Sit
         Chairman

Date:    February 11, 2005